Schedule of Investments (unaudited)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.6%
AAR Corp.(a)	9,412	$ 587,309
AeroVironment, Inc.(a)	6,883	867,533
AerSale Corp.(a)	7,451	94,590
Archer Aviation, Inc., Class A(a)(b)	41,157	252,704
Astronics Corp.(a)	7,731	134,674
Axon Enterprise, Inc.(a)	19,018	4,912,920
Boeing Co. (The)(a)	149,637	39,004,380
BWX Technologies, Inc.	25,281	1,939,811
Cadre Holdings, Inc.	6,727	221,251
Curtiss-Wright Corp.	10,074	2,244,387
Ducommun, Inc.(a)	2,621	136,449
General Dynamics Corp.	65,604	17,035,391
HEICO Corp.	11,932	2,134,277
HEICO Corp., Class A	21,625	3,080,265
Hexcel Corp.	23,272	1,716,310
Howmet Aerospace, Inc.	100,992	5,465,687
Huntington Ingalls Industries, Inc.	10,321	2,679,744
Kaman Corp.	7,969	190,858
Kratos Defense & Security Solutions, Inc.(a)	33,584	681,419
L3Harris Technologies, Inc.	50,979	10,737,197
Leonardo DRS, Inc.(a)(b)	13,330	267,133
Lockheed Martin Corp.	59,358	26,903,420
Mercury Systems, Inc.(a)	13,166	481,481
Moog, Inc., Class A	7,708	1,115,964
National Presto Industries, Inc.	2,249	180,550
Northrop Grumman Corp.	38,372	17,963,468
Park Aerospace Corp.	6,393	93,977
Rocket Lab U.S.A., Inc., Class A(a)	81,255	449,340
RTX Corp.	385,605	32,444,805
Spirit AeroSystems Holdings, Inc., Class A(a)	28,302	899,438
Textron, Inc.	52,926	4,256,309
TransDigm Group, Inc.	14,261	14,426,428
Triumph Group, Inc.(a)	15,990	265,114
V2X, Inc.(a)	3,353	155,713
Virgin Galactic Holdings, Inc., Class A(a)(b)	66,738	163,508
Woodward, Inc.	16,307	2,219,872
		196,403,676
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.(a)(b)	15,897	279,946
CH Robinson Worldwide, Inc.	30,860	2,665,995
Expeditors International of Washington, Inc.	39,604	5,037,629
FedEx Corp.	62,261	15,750,165
Forward Air Corp.	7,357	462,535
GXO Logistics, Inc.(a)	31,143	1,904,706
Hub Group, Inc., Class A(a)	8,703	800,154
United Parcel Service, Inc., Class B	194,337	30,555,606
		57,456,736
Automobile Components — 0.2%
Adient PLC(a)	24,939	906,782
American Axle & Manufacturing Holdings, Inc.(a)	30,249	266,494
Aptiv PLC(a)	72,635	6,516,812
Atmus Filtration Technologies, Inc.(a)(b)	5,104	119,893
BorgWarner, Inc.	62,611	2,244,604
Cooper-Standard Holdings, Inc.(a)	717	14,010
Dana, Inc.	34,221	499,969
Dorman Products, Inc.(a)	7,439	620,487
Fox Factory Holding Corp.(a)	11,267	760,297
Gentex Corp.	62,961	2,056,306
Gentherm, Inc.(a)	8,492	444,641
Goodyear Tire & Rubber Co. (The)(a)	75,514	1,081,360
Security	Shares	Value
Automobile Components (continued)
Holley, Inc.(a)(b)	20,552	$ 100,088
LCI Industries	6,981	877,581
Lear Corp.	15,990	2,257,948
Luminar Technologies, Inc., Class A(a)(b)	66,378	223,694
Modine Manufacturing Co.(a)	14,311	854,367
Patrick Industries, Inc.	5,916	593,671
Phinia, Inc.	12,523	379,322
QuantumScape Corp., Class A(a)(b)	98,299	683,178
Solid Power, Inc., Class A(a)(b)	37,962	55,045
Standard Motor Products, Inc.	5,107	203,310
Stoneridge, Inc.(a)	6,860	134,250
Visteon Corp.(a)	7,010	875,549
XPEL, Inc.(a)	6,662	358,749
		23,128,407
Automobiles — 1.8%
Fisker, Inc., Class A(a)(b)	58,804	102,907
Ford Motor Co.	1,056,713	12,881,331
General Motors Co.	369,622	13,276,822
Harley-Davidson, Inc.	35,763	1,317,509
Lucid Group, Inc.(a)(b)	198,293	834,814
Rivian Automotive, Inc., Class A(a)(b)	177,431	4,162,531
Tesla, Inc.(a)	740,515	184,003,167
Thor Industries, Inc.	13,373	1,581,357
Winnebago Industries, Inc.	7,853	572,327
Workhorse Group, Inc.(a)(b)	35,530	12,791
		218,745,556
Banks — 3.6%
1st Source Corp.	4,055	222,822
ACNB Corp.	3,186	142,605
Amalgamated Financial Corp.	5,087	137,044
Amerant Bancorp, Inc., Class A	7,782	191,204
American National Bankshares, Inc.	3,354	163,507
Ameris Bancorp	16,286	863,972
Arrow Financial Corp.	5,003	139,784
Associated Banc-Corp	39,677	848,691
Atlantic Union Bankshares Corp.	19,288	704,784
Axos Financial, Inc.(a)	15,447	843,406
Banc of California, Inc.	33,978	456,325
BancFirst Corp.	5,990	583,007
Bancorp, Inc. (The)(a)(b)	12,672	488,632
Bank First Corp.	2,953	255,907
Bank of America Corp.	1,849,430	62,270,308
Bank of Hawaii Corp.	10,335	748,874
Bank of Marin Bancorp	4,518	99,486
Bank of NT Butterfield & Son Ltd. (The)	14,094	451,149
Bank OZK	29,607	1,475,317
BankUnited, Inc.	20,095	651,681
Banner Corp.	9,732	521,246
Bar Harbor Bankshares	4,826	141,691
BayCom Corp.	6,240	147,202
BCB Bancorp, Inc.	5,775	74,209
Berkshire Hills Bancorp, Inc.	11,818	293,441
Blue Foundry Bancorp(a)	8,892	85,986
BOK Financial Corp.	7,821	669,869
Bridgewater Bancshares, Inc.(a)	8,199	110,850
Brookline Bancorp, Inc.	17,954	195,878
Burke & Herbert Financial Services Corp.	1,700	106,930
Business First Bancshares, Inc.	6,563	161,778
Byline Bancorp, Inc.	7,382	173,920
Cadence Bank	38,190	1,130,042
Cambridge Bancorp	1,682	116,731
Camden National Corp.	3,734	140,510

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Capital City Bank Group, Inc.	4,580	$ 134,789
Capitol Federal Financial, Inc.	39,608	255,472
Capstar Financial Holdings, Inc.	5,924	111,016
Carter Bankshares, Inc.(a)	8,338	124,820
Cathay General Bancorp	17,703	789,023
Central Pacific Financial Corp.	8,258	162,517
Citigroup, Inc.	514,825	26,482,598
Citizens & Northern Corp.	5,829	130,744
Citizens Financial Group, Inc.	125,115	4,146,311
Citizens Financial Services, Inc.	1,347	87,178
City Holding Co.	3,834	422,737
Civista Bancshares, Inc.	6,052	111,599
CNB Financial Corp.	5,085	114,870
Coastal Financial Corp.(a)	2,806	124,614
Colony Bankcorp, Inc.	2,335	31,056
Columbia Banking System, Inc.	54,694	1,459,236
Columbia Financial, Inc.(a)	8,640	166,579
Comerica, Inc.	36,431	2,033,214
Commerce Bancshares, Inc.	31,964	1,707,197
Community Bank System, Inc.	14,122	735,897
Community Trust Bancorp, Inc.	3,860	169,300
ConnectOne Bancorp, Inc.	10,470	239,868
CrossFirst Bankshares, Inc.(a)(b)	12,900	175,182
Cullen/Frost Bankers, Inc.	16,246	1,762,529
Customers Bancorp, Inc.(a)	7,301	420,684
CVB Financial Corp.	34,502	696,595
Dime Community Bancshares, Inc.	9,511	256,131
Eagle Bancorp, Inc.	7,887	237,714
East West Bancorp, Inc.	37,423	2,692,585
Eastern Bankshares, Inc.	40,364	573,169
Enterprise Bancorp, Inc.	4,090	131,943
Enterprise Financial Services Corp.	9,390	419,263
Equity Bancshares, Inc., Class A	3,982	134,990
Esquire Financial Holdings, Inc.	2,273	113,559
Farmers & Merchants Bancorp, Inc.	4,366	108,277
Farmers National Banc Corp.	10,858	156,898
FB Financial Corp.	10,445	416,233
Fidelity D&D Bancorp, Inc.	2,333	135,384
Fifth Third Bancorp	181,454	6,258,348
Financial Institutions, Inc.	4,641	98,853
First Bancorp, Inc. (The)	3,801	107,264
First BanCorp/Puerto Rico	45,497	748,426
First Bancorp/Southern Pines NC	8,919	330,092
First Bancshares, Inc. (The)	9,215	270,276
First Bank	9,420	138,474
First Busey Corp.	14,033	348,299
First Business Financial Services, Inc.	3,324	133,292
First Citizens BancShares, Inc., Class A	2,929	4,156,163
First Commonwealth Financial Corp.	23,135	357,204
First Community Bankshares, Inc.	4,424	164,130
First Financial Bancorp	24,566	583,442
First Financial Bankshares, Inc.	34,592	1,048,138
First Financial Corp.	2,807	120,785
First Foundation, Inc.	11,649	112,762
First Hawaiian, Inc.	35,515	811,873
First Horizon Corp.	149,630	2,118,761
First Interstate BancSystem, Inc., Class A	23,766	730,804
First Merchants Corp.	14,373	532,951
First Mid Bancshares, Inc.	6,969	241,546
First of Long Island Corp. (The)	6,630	87,781
Five Star Bancorp	3,935	103,018
Flushing Financial Corp.	7,595	125,166
Security	Shares	Value
Banks (continued)
FNB Corp.	94,292	$ 1,298,401
Fulton Financial Corp.	43,533	716,553
German American Bancorp, Inc.	6,517	211,216
Glacier Bancorp, Inc.	28,562	1,180,182
Great Southern Bancorp, Inc.	2,591	153,776
Guaranty Bancshares, Inc.	3,136	105,432
Hancock Whitney Corp.	23,702	1,151,680
Hanmi Financial Corp.	8,508	165,055
HarborOne Bancorp, Inc.	17,127	205,181
HBT Financial, Inc.	5,146	108,632
Heartland Financial U.S.A., Inc.	9,671	363,726
Heritage Commerce Corp.	16,586	164,533
Heritage Financial Corp.	9,212	197,045
Hilltop Holdings, Inc.	13,860	488,011
Hingham Institution For Savings (The)(b)	469	91,174
Home Bancorp, Inc.	2,910	122,249
Home BancShares, Inc.	52,654	1,333,726
HomeStreet, Inc.	4,907	50,542
HomeTrust Bancshares, Inc.	5,454	146,822
Hope Bancorp, Inc.	29,353	354,584
Horizon Bancorp, Inc.	10,594	151,600
Huntington Bancshares, Inc.	385,166	4,899,312
Independent Bank Corp.	11,827	778,335
Independent Bank Corp.	5,182	134,836
Independent Bank Group, Inc.	9,241	470,182
International Bancshares Corp.	14,706	798,830
John Marshall Bancorp, Inc.(b)	5,923	133,623
JPMorgan Chase & Co.	774,729	131,781,403
Kearny Financial Corp.	15,716	140,973
KeyCorp	254,472	3,664,397
Lakeland Bancorp, Inc.	17,725	262,153
Lakeland Financial Corp.	5,935	386,725
Live Oak Bancshares, Inc.	8,500	386,750
M&T Bank Corp.	44,040	6,037,003
Macatawa Bank Corp.	10,092	113,838
Mercantile Bank Corp.	4,780	193,016
Metrocity Bankshares, Inc.	7,605	182,672
Metropolitan Bank Holding Corp.(a)	2,472	136,899
Mid Penn Bancorp, Inc.	5,621	136,478
Middlefield Banc Corp.	4,224	136,731
Midland States Bancorp, Inc.	6,266	172,691
MidWestOne Financial Group, Inc.	6,094	163,990
MVB Financial Corp.	5,614	126,652
National Bank Holdings Corp., Class A	8,169	303,805
NBT Bancorp, Inc.	11,816	495,209
New York Community Bancorp, Inc., Class A	189,521	1,938,800
Nicolet Bankshares, Inc.	3,279	263,894
Northeast Bank	2,863	158,009
Northeast Community Bancorp, Inc.	7,115	126,220
Northfield Bancorp, Inc.	12,500	157,250
Northrim BanCorp, Inc.	2,499	142,968
Northwest Bancshares, Inc.	26,773	334,127
NU Holdings Ltd., Class A(a)	628,907	5,238,795
OceanFirst Financial Corp.	15,230	264,393
OFG Bancorp	11,498	430,945
Old National Bancorp	77,191	1,303,756
Old Second Bancorp, Inc.	11,976	184,909
Orange County Bancorp, Inc.	2,529	152,347
Origin Bancorp, Inc.	7,045	250,591
Orrstown Financial Services, Inc.	2,117	62,452
Pacific Premier Bancorp, Inc.	22,786	663,300
Park National Corp.	3,576	475,107

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Pathward Financial, Inc.	7,053	$ 373,315
Peapack-Gladstone Financial Corp.	4,868	145,164
Peoples Bancorp, Inc.	9,683	326,898
Peoples Financial Services Corp.	3,252	158,372
Pinnacle Financial Partners, Inc.	20,341	1,774,142
PNC Financial Services Group, Inc. (The)	107,036	16,574,525
Popular, Inc.	19,259	1,580,586
Preferred Bank	2,434	177,804
Premier Financial Corp.	8,972	216,225
Primis Financial Corp.	9,763	123,600
Prosperity Bancshares, Inc.	22,796	1,543,973
Provident Financial Services, Inc.	21,816	393,342
QCR Holdings, Inc.	5,077	296,446
RBB Bancorp	4,905	93,391
Red River Bancshares, Inc.	2,070	116,148
Regions Financial Corp.	248,337	4,812,771
Renasant Corp.	16,064	541,036
Republic Bancorp, Inc., Class A	3,148	173,644
S&T Bancorp, Inc.	8,869	296,402
Sandy Spring Bancorp, Inc.	11,025	300,321
Seacoast Banking Corp. of Florida	16,955	482,539
ServisFirst Bancshares, Inc.	13,486	898,572
Shore Bancshares, Inc.	6,828	97,299
Sierra Bancorp	7,035	158,639
Simmons First National Corp., Class A	34,010	674,758
SmartFinancial, Inc.	6,451	157,985
South Plains Financial, Inc.	3,561	103,127
Southern First Bancshares, Inc.(a)	2,924	108,480
Southern Missouri Bancorp, Inc.	2,568	137,106
Southside Bancshares, Inc.	9,126	285,826
SouthState Corp.	19,557	1,651,589
Stellar Bancorp, Inc.	13,670	380,573
Stock Yards Bancorp, Inc.	7,621	392,405
Summit Financial Group, Inc.	4,434	136,079
Synovus Financial Corp.	37,684	1,418,803
Texas Capital Bancshares, Inc.(a)	13,089	845,942
TFS Financial Corp.	15,259	224,155
Third Coast Bancshares, Inc.(a)(b)	1,137	22,592
Timberland Bancorp, Inc.	3,816	120,051
Tompkins Financial Corp.	3,458	208,275
Towne Bank	17,055	507,557
TriCo Bancshares	7,311	314,154
Triumph Financial, Inc.(a)(b)	5,838	468,091
Truist Financial Corp.	354,328	13,081,790
TrustCo Bank Corp.	5,288	164,192
Trustmark Corp.	16,710	465,875
U.S. Bancorp	419,261	18,145,616
UMB Financial Corp.	11,236	938,768
United Bankshares, Inc.	35,872	1,346,994
United Community Banks, Inc.	25,283	739,781
Univest Financial Corp.	7,217	158,991
Valley National Bancorp	112,944	1,226,572
Veritex Holdings, Inc.	12,013	279,543
WaFd, Inc.	16,850	555,376
Washington Trust Bancorp, Inc.	3,604	116,698
Webster Financial Corp.	46,846	2,377,903
Wells Fargo & Co.	984,975	48,480,469
WesBanco, Inc.	16,977	532,568
West BanCorp, Inc.	5,754	121,985
Westamerica BanCorp	7,723	435,654
Western Alliance Bancorp	30,080	1,978,963
Wintrust Financial Corp.	17,000	1,576,750
Security	Shares	Value
Banks (continued)
WSFS Financial Corp.	16,322	$ 749,669
Zions Bancorp N.A.	39,725	1,742,736
		451,682,488
Beverages — 1.3%
Boston Beer Co., Inc. (The), Class A, NVS(a)	2,426	838,401
Brown-Forman Corp., Class A	14,203	846,357
Brown-Forman Corp., Class B, NVS	49,066	2,801,669
Celsius Holdings, Inc.(a)(b)	38,436	2,095,531
Coca-Cola Co. (The)	1,045,279	61,598,292
Coca-Cola Consolidated, Inc.	1,328	1,232,915
Constellation Brands, Inc., Class A	43,119	10,424,018
Duckhorn Portfolio, Inc. (The)(a)	15,720	154,842
Keurig Dr Pepper, Inc.	253,749	8,454,917
MGP Ingredients, Inc.(b)	3,883	382,553
Molson Coors Beverage Co., Class B	46,571	2,850,611
Monster Beverage Corp.(a)	200,569	11,554,780
National Beverage Corp.(a)	6,752	335,709
PepsiCo, Inc.	369,736	62,795,962
Primo Water Corp.	44,998	677,220
Vita Coco Co., Inc. (The)(a)	6,628	170,008
		167,213,785
Biotechnology — 2.4%
2seventy bio, Inc.(a)	19,379	82,748
4D Molecular Therapeutics, Inc.(a)(b)	7,671	155,414
89bio, Inc.(a)	16,309	182,172
AbbVie, Inc.	473,610	73,395,342
ACADIA Pharmaceuticals, Inc.(a)	34,680	1,085,831
ACELYRIN, Inc.(a)	10,887	81,217
Adicet Bio, Inc.(a)(b)	8,535	16,131
ADMA Biologics, Inc.(a)	45,014	203,463
Aerovate Therapeutics, Inc.(a)	4,642	105,048
Agenus, Inc.(a)(b)	61,978	51,312
Agios Pharmaceuticals, Inc.(a)(b)	16,320	363,446
Akero Therapeutics, Inc.(a)(b)	14,173	330,940
Aldeyra Therapeutics, Inc.(a)(b)	14,718	51,660
Alector, Inc.(a)	16,220	129,436
Alkermes PLC(a)	42,634	1,182,667
Allakos, Inc.(a)(b)	25,312	69,102
Allogene Therapeutics, Inc.(a)	24,956	80,109
Alnylam Pharmaceuticals, Inc.(a)(b)	33,237	6,361,894
Alpine Immune Sciences, Inc.(a)	9,598	182,938
Altimmune, Inc.(a)(b)	22,987	258,604
ALX Oncology Holdings, Inc.(a)(b)	9,194	136,899
Amgen, Inc.	143,368	41,292,851
Amicus Therapeutics, Inc.(a)(b)	80,628	1,144,111
AnaptysBio, Inc.(a)	7,290	156,152
Anavex Life Sciences Corp.(a)(b)	19,345	180,102
Anika Therapeutics, Inc.(a)	6,026	136,549
Apellis Pharmaceuticals, Inc.(a)	26,541	1,588,744
Apogee Therapeutics, Inc.(a)	5,381	150,345
Arbutus Biopharma Corp.(a)	48,617	121,542
Arcellx, Inc.(a)	10,903	605,116
Arcturus Therapeutics Holdings, Inc.(a)(b)	8,808	277,716
Arcus Biosciences, Inc.(a)(b)	12,116	231,416
Arcutis Biotherapeutics, Inc.(a)(b)	11,503	37,155
Ardelyx, Inc.(a)	56,196	348,415
Arrowhead Pharmaceuticals, Inc.(a)	27,054	827,852
Astria Therapeutics, Inc.(a)	11,347	87,145
Atara Biotherapeutics, Inc.(a)	26,403	13,539
Aura Biosciences, Inc.(a)	8,730	77,348
Aurinia Pharmaceuticals, Inc.(a)(b)	37,825	340,047
Avid Bioservices, Inc.(a)(b)	16,788	109,122

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Avidity Biosciences, Inc.(a)(b)	15,748	$ 142,519
Avita Medical, Inc.(a)	7,163	98,276
Beam Therapeutics, Inc.(a)(b)	17,702	481,848
BioCryst Pharmaceuticals, Inc.(a)	46,250	277,037
Biogen, Inc.(a)	38,661	10,004,307
Biohaven Ltd.(a)	16,729	716,001
BioMarin Pharmaceutical, Inc.(a)	50,030	4,823,893
Biomea Fusion, Inc.(a)(b)	5,244	76,143
Bioxcel Therapeutics, Inc.(a)(b)	3,856	11,375
Bluebird Bio, Inc.(a)(b)	17,362	23,960
Blueprint Medicines Corp.(a)	15,606	1,439,497
Bridgebio Pharma, Inc.(a)(b)	32,434	1,309,361
Cabaletta Bio, Inc.(a)(b)	9,442	214,333
CareDx, Inc.(a)	12,925	155,100
Caribou Biosciences, Inc.(a)	17,981	103,031
Carisma Therapeutics, Inc.	13,964	40,915
Catalyst Pharmaceuticals, Inc.(a)	24,483	411,559
Celcuity, Inc.(a)	7,927	115,496
Celldex Therapeutics, Inc.(a)	13,504	535,569
Century Therapeutics, Inc.(a)	10,251	34,033
Cerevel Therapeutics Holdings, Inc.(a)	18,688	792,371
Chinook Therapeutics, Inc., CVR(a)(c)	16,679	7,339
Cogent Biosciences, Inc.(a)	24,818	145,930
Coherus Biosciences, Inc.(a)(b)	16,634	55,391
Compass Therapeutics, Inc.(a)(b)	33,428	52,148
Crinetics Pharmaceuticals, Inc.(a)	17,138	609,770
Cullinan Oncology, Inc.(a)	8,160	83,150
Cytokinetics, Inc.(a)	24,572	2,051,516
Day One Biopharmaceuticals, Inc.(a)(b)	18,290	267,034
Deciphera Pharmaceuticals, Inc.(a)	16,190	261,145
Denali Therapeutics, Inc.(a)(b)	32,421	695,755
Design Therapeutics, Inc.(a)	8,934	23,675
Disc Medicine, Inc.(a)(b)	2,127	122,856
Dynavax Technologies Corp.(a)	37,464	523,747
Dyne Therapeutics, Inc.(a)	9,534	126,802
Eagle Pharmaceuticals, Inc.(a)	3,860	20,188
Editas Medicine, Inc.(a)(b)	18,768	190,120
Emergent BioSolutions, Inc.(a)	12,011	28,826
Enanta Pharmaceuticals, Inc.(a)(b)	4,849	45,629
Entrada Therapeutics, Inc.(a)(b)	7,498	113,145
Erasca, Inc.(a)	17,355	36,966
Exact Sciences Corp.(a)	48,488	3,587,142
Exelixis, Inc.(a)	83,366	1,999,950
Fate Therapeutics, Inc.(a)	20,353	76,120
FibroGen, Inc.(a)	22,441	19,889
Genelux Corp.(a)(b)	5,510	77,195
Generation Bio Co.(a)	21,073	34,770
Geron Corp.(a)(b)	134,128	283,010
Gilead Sciences, Inc.	336,066	27,224,707
Halozyme Therapeutics, Inc.(a)	35,951	1,328,749
Heron Therapeutics, Inc.(a)(b)	28,440	48,348
HilleVax, Inc.(a)	5,843	93,780
Humacyte, Inc.(a)(b)	24,546	69,711
Icosavax, Inc.(a)	11,753	185,227
Ideaya Biosciences, Inc.(a)	18,076	643,144
IGM Biosciences, Inc.(a)(b)	5,396	44,841
ImmunityBio, Inc.(a)(b)	21,871	109,792
ImmunoGen, Inc.(a)	63,738	1,889,832
Immunovant, Inc.(a)	16,204	682,675
Incyte Corp.(a)	49,509	3,108,670
Inhibrx, Inc.(a)	7,653	290,814
Insmed, Inc.(a)(b)	36,500	1,131,135
Security	Shares	Value
Biotechnology (continued)
Intellia Therapeutics, Inc.(a)(b)	23,351	$ 711,972
Ionis Pharmaceuticals, Inc.(a)(b)	38,510	1,948,221
Iovance Biotherapeutics, Inc.(a)(b)	54,882	446,191
Ironwood Pharmaceuticals, Inc., Class A(a)	40,499	463,309
iTeos Therapeutics, Inc.(a)	6,627	72,566
Janux Therapeutics, Inc.(a)	5,852	62,792
KalVista Pharmaceuticals, Inc.(a)(b)	6,512	79,772
Karuna Therapeutics, Inc.(a)	9,459	2,993,868
Karyopharm Therapeutics, Inc.(a)(b)	22,572	19,525
Keros Therapeutics, Inc.(a)(b)	6,983	277,644
Kezar Life Sciences, Inc.(a)(b)	14,198	13,451
Kiniksa Pharmaceuticals Ltd., Class A(a)	11,564	202,833
Kodiak Sciences, Inc.(a)	14,168	43,071
Krystal Biotech, Inc.(a)	5,886	730,217
Kura Oncology, Inc.(a)(b)	16,737	240,678
Kymera Therapeutics, Inc.(a)(b)	9,811	249,788
Lexicon Pharmaceuticals, Inc.(a)(b)	35,095	53,695
Lyell Immunopharma, Inc.(a)(b)	41,056	79,649
MacroGenics, Inc.(a)	16,390	157,672
Madrigal Pharmaceuticals, Inc.(a)(b)	3,858	892,664
MannKind Corp.(a)	60,244	219,288
MeiraGTx Holdings PLC(a)	17,207	120,793
Mersana Therapeutics, Inc.(a)(b)	22,348	51,847
MiMedx Group, Inc.(a)	33,532	294,076
Mineralys Therapeutics, Inc.(a)	6,241	53,673
Mirati Therapeutics, Inc.(a)	15,089	886,479
Mirum Pharmaceuticals, Inc.(a)(b)	6,027	177,917
Moderna, Inc.(a)(b)	88,784	8,829,569
Monte Rosa Therapeutics, Inc.(a)(b)	14,228	80,388
Morphic Holding, Inc.(a)	8,031	231,935
Mural Oncology PLC(a)	4,268	25,267
Myriad Genetics, Inc.(a)	22,826	436,890
Natera, Inc.(a)	29,819	1,867,862
Neurocrine Biosciences, Inc.(a)	26,374	3,475,038
Nkarta, Inc.(a)	8,753	57,770
Novavax, Inc.(a)(b)	19,642	94,282
Nurix Therapeutics, Inc.(a)	10,624	109,640
Nuvalent, Inc., Class A(a)(b)	7,649	562,890
Olema Pharmaceuticals, Inc.(a)(b)	11,824	165,891
Organogenesis Holdings, Inc., Class A(a)	31,132	127,330
ORIC Pharmaceuticals, Inc.(a)	17,271	158,893
Outlook Therapeutics, Inc.(a)	64,540	25,429
PepGen, Inc.(a)	7,431	50,531
PMV Pharmaceuticals, Inc.(a)	8,330	25,823
Precigen, Inc.(a)(b)	60,705	81,345
Prime Medicine, Inc.(a)(b)	10,430	92,410
ProKidney Corp., Class A(a)(b)	16,280	28,978
Protagonist Therapeutics, Inc.(a)	15,881	364,151
Prothena Corp. PLC(a)	10,800	392,472
PTC Therapeutics, Inc.(a)	19,898	548,389
RAPT Therapeutics, Inc.(a)(b)	5,476	136,079
RayzeBio, Inc.(a)(b)	5,357	333,045
Recursion Pharmaceuticals, Inc., Class A(a)(b)	32,044	315,954
Regeneron Pharmaceuticals, Inc.(a)	27,445	24,104,669
REGENXBIO, Inc.(a)	9,304	167,007
Relay Therapeutics, Inc.(a)(b)	20,053	220,784
Replimune Group, Inc.(a)(b)	10,335	87,124
REVOLUTION Medicines, Inc.(a)	39,491	1,132,602
Rhythm Pharmaceuticals, Inc.(a)(b)	13,555	623,123
Rigel Pharmaceuticals, Inc.(a)	63,994	92,791
Rocket Pharmaceuticals, Inc.(a)	18,740	561,638
Roivant Sciences Ltd.(a)	92,989	1,044,266

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Sage Therapeutics, Inc.(a)	13,589	$ 294,474
Sana Biotechnology, Inc.(a)(b)	22,666	92,477
Sangamo Therapeutics, Inc.(a)	33,854	18,393
Sarepta Therapeutics, Inc.(a)(b)	23,808	2,295,805
Savara, Inc.(a)(b)	42,100	197,870
Scholar Rock Holding Corp.(a)(b)	12,478	234,586
Seres Therapeutics, Inc.(a)	18,278	25,589
SpringWorks Therapeutics, Inc.(a)	18,935	691,127
Stoke Therapeutics, Inc.(a)(b)	7,795	41,002
Summit Therapeutics, Inc.(a)(b)	40,436	105,538
Sutro Biopharma, Inc.(a)	22,562	96,791
Syndax Pharmaceuticals, Inc.(a)	19,705	425,825
Tango Therapeutics, Inc.(a)	12,981	128,512
Tenaya Therapeutics, Inc.(a)	15,844	51,335
TG Therapeutics, Inc.(a)(b)	35,839	612,130
Travere Therapeutics, Inc.(a)	16,926	152,165
Twist Bioscience Corp.(a)	15,147	558,318
Tyra Biosciences, Inc.(a)	6,522	90,330
Ultragenyx Pharmaceutical, Inc.(a)(b)	21,971	1,050,653
United Therapeutics Corp.(a)	11,960	2,629,884
UroGen Pharma Ltd.(a)	9,481	142,215
Vanda Pharmaceuticals, Inc.(a)(b)	14,967	63,161
Vaxcyte, Inc.(a)(b)	24,260	1,523,528
Vera Therapeutics, Inc., Class A(a)(b)	7,586	116,673
Veracyte, Inc.(a)	17,472	480,655
Vericel Corp.(a)	11,651	414,892
Vertex Pharmaceuticals, Inc.(a)	69,050	28,095,754
Verve Therapeutics, Inc.(a)(b)	12,495	174,180
Viking Therapeutics, Inc.(a)(b)	25,369	472,117
Vir Biotechnology, Inc.(a)	20,174	202,950
Viridian Therapeutics, Inc.(a)(b)	10,454	227,688
Voyager Therapeutics, Inc.(a)	8,993	75,901
X4 Pharmaceuticals, Inc.(a)	55,436	46,483
Xencor, Inc.(a)	14,994	318,323
Y-mAbs Therapeutics, Inc.(a)	9,157	62,451
Zentalis Pharmaceuticals, Inc.(a)(b)	14,091	213,479
Zymeworks, Inc.(a)	14,076	146,250
		303,194,307
Broadline Retail — 3.1%
Amazon.com, Inc.(a)	2,418,025	367,394,718
Big Lots, Inc.	8,991	70,040
ContextLogic, Inc., Class A(a)	5,664	33,701
Coupang, Inc., Class A(a)	291,745	4,723,352
Dillard’s, Inc., Class A	1,053	425,043
eBay, Inc.	142,320	6,207,998
Etsy, Inc.(a)	33,440	2,710,312
Kohl’s Corp.	29,429	844,024
Macy’s, Inc.	74,054	1,489,966
Nordstrom, Inc.	29,160	538,002
Ollie’s Bargain Outlet Holdings, Inc.(a)	17,058	1,294,532
Savers Value Village, Inc.(a)(b)	6,879	119,557
		385,851,245
Building Products — 0.7%
A O Smith Corp.	31,939	2,633,051
AAON, Inc.	17,621	1,301,663
Advanced Drainage Systems, Inc.	18,241	2,565,414
Allegion PLC	23,173	2,935,787
American Woodmark Corp.(a)	4,781	443,916
Apogee Enterprises, Inc.	6,997	373,710
Armstrong World Industries, Inc.	12,168	1,196,358
AZEK Co., Inc. (The), Class A(a)(b)	36,939	1,412,917
AZZ, Inc.	6,759	392,630
Security	Shares	Value
Building Products (continued)
Builders FirstSource, Inc.(a)	33,075	$ 5,521,540
Carlisle Cos., Inc.	13,114	4,097,207
Carrier Global Corp.	222,611	12,789,002
CSW Industrials, Inc.	4,351	902,441
Fortune Brands Innovations, Inc.	34,492	2,626,221
Gibraltar Industries, Inc.(a)	8,165	644,872
Griffon Corp.	11,147	679,410
Hayward Holdings, Inc.(a)	37,962	516,283
Insteel Industries, Inc.	4,306	164,877
Janus International Group, Inc.(a)	22,329	291,393
JELD-WEN Holding, Inc.(a)	21,852	412,566
Johnson Controls International PLC	181,746	10,475,839
Lennox International, Inc.	8,477	3,793,627
Masco Corp.	59,499	3,985,243
Masonite International Corp.(a)	6,222	526,755
Masterbrand, Inc.(a)	34,302	509,385
Owens Corning	23,899	3,542,549
PGT Innovations, Inc.(a)	14,886	605,860
Quanex Building Products Corp.	9,093	277,973
Resideo Technologies, Inc.(a)	37,993	715,028
Simpson Manufacturing Co., Inc.	11,656	2,307,655
Trane Technologies PLC	61,161	14,917,168
Trex Co., Inc.(a)(b)	28,615	2,369,036
UFP Industries, Inc.	16,391	2,057,890
Zurn Elkay Water Solutions Corp.	39,070	1,149,049
		89,134,315
Capital Markets — 3.1%
Affiliated Managers Group, Inc.	9,225	1,396,849
Ameriprise Financial, Inc.	27,607	10,485,967
Ares Management Corp., Class A	43,928	5,223,918
Artisan Partners Asset Management, Inc., Class A	14,871	657,001
AssetMark Financial Holdings, Inc.(a)	7,059	211,417
B Riley Financial, Inc.(b)	5,794	121,616
Bank of New York Mellon Corp. (The)	207,220	10,785,801
BGC Group, Inc., Class A	87,616	632,587
BlackRock, Inc.(d)	39,864	32,361,595
Blackstone, Inc., Class A, NVS	190,961	25,000,614
Blue Owl Capital, Inc., Class A	118,928	1,772,027
Brightsphere Investment Group, Inc.	8,564	164,086
Carlyle Group, Inc. (The)	57,464	2,338,210
Cboe Global Markets, Inc.	27,934	4,987,895
Charles Schwab Corp. (The)	397,205	27,327,704
CME Group, Inc., Class A	96,214	20,262,668
Cohen & Steers, Inc.	6,116	463,165
Coinbase Global, Inc., Class A(a)	45,578	7,926,926
Diamond Hill Investment Group, Inc., Class A	689	114,091
Donnelley Financial Solutions, Inc.(a)	6,473	403,721
Evercore, Inc., Class A	9,543	1,632,330
FactSet Research Systems, Inc.	10,340	4,932,697
Forge Global Holdings, Inc.(a)	46,758	160,380
Franklin Resources, Inc.	75,815	2,258,529
GCM Grosvenor, Inc., Class A	13,071	117,116
Goldman Sachs Group, Inc. (The)	85,516	32,989,507
Hamilton Lane, Inc., Class A	9,362	1,062,025
Houlihan Lokey, Inc., Class A	13,885	1,664,950
Interactive Brokers Group, Inc., Class A	28,078	2,327,666
Intercontinental Exchange, Inc.	151,499	19,457,017
Invesco Ltd.	100,496	1,792,849
Janus Henderson Group PLC	38,691	1,166,534
Jefferies Financial Group, Inc.	47,638	1,925,052
KKR & Co., Inc., Class A	178,531	14,791,293

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Lazard Ltd., Class A	29,127	$ 1,013,620
LPL Financial Holdings, Inc.	20,269	4,613,630
MarketAxess Holdings, Inc.	10,031	2,937,578
Moelis & Co., Class A	16,225	910,709
Moody’s Corp.	42,630	16,649,573
Morgan Stanley	323,251	30,143,156
Morningstar, Inc.	6,808	1,948,722
MSCI, Inc., Class A	20,710	11,714,611
Nasdaq, Inc.	91,777	5,335,915
Northern Trust Corp.	55,523	4,685,031
Open Lending Corp.(a)	26,990	229,685
P10, Inc., Class A	9,841	100,575
Patria Investments Ltd., Class A	14,355	222,646
Perella Weinberg Partners, Class A	8,349	102,108
Piper Sandler Cos.	4,979	870,678
PJT Partners, Inc., Class A	6,282	639,947
Raymond James Financial, Inc.	50,640	5,646,360
Robinhood Markets, Inc., Class A(a)	176,709	2,251,273
S&P Global, Inc.	86,078	37,919,081
SEI Investments Co.	26,989	1,715,151
State Street Corp.	82,898	6,421,279
StepStone Group, Inc., Class A	15,143	482,002
Stifel Financial Corp.	26,044	1,800,943
StoneX Group, Inc.(a)	7,972	588,573
T Rowe Price Group, Inc.	59,514	6,409,063
TPG, Inc., Class A	17,081	737,387
Tradeweb Markets, Inc., Class A	30,542	2,775,657
Victory Capital Holdings, Inc., Class A	7,948	273,729
Virtu Financial, Inc., Class A	21,823	442,134
Virtus Investment Partners, Inc.	1,757	424,772
WisdomTree, Inc.	40,222	278,738
XP, Inc., Class A	88,416	2,305,005
		391,505,134
Chemicals — 1.6%
AdvanSix, Inc.	7,904	236,804
Air Products & Chemicals, Inc.	59,397	16,262,899
Albemarle Corp.	31,053	4,486,537
American Vanguard Corp.	8,852	97,106
Ashland, Inc.	12,343	1,040,638
Aspen Aerogels, Inc.(a)(b)	10,533	166,211
Avient Corp.	23,110	960,683
Axalta Coating Systems Ltd.(a)	60,929	2,069,758
Balchem Corp.	8,186	1,217,668
Cabot Corp.	14,168	1,183,028
Celanese Corp., Class A	26,312	4,088,095
CF Industries Holdings, Inc.	52,507	4,174,307
Chemours Co. (The)	38,402	1,211,199
Core Molding Technologies, Inc.(a)(b)	4,135	76,622
Corteva, Inc.	190,762	9,141,315
Danimer Scientific, Inc., Class A(a)(b)	27,571	28,122
Dow, Inc.	189,577	10,396,403
DuPont de Nemours, Inc.	122,815	9,448,158
Eastman Chemical Co.	31,921	2,867,144
Ecolab, Inc.	66,540	13,198,209
Ecovyst, Inc.(a)	25,742	251,499
Element Solutions, Inc.	59,142	1,368,546
FMC Corp.	33,142	2,089,603
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	408,615	690,559
Hawkins, Inc.	4,496	316,608
HB Fuller Co.	15,134	1,232,059
Huntsman Corp.	45,252	1,137,183
Ingevity Corp.(a)	9,764	461,056
Security	Shares	Value
Chemicals (continued)
Innospec, Inc.	6,535	$ 805,373
International Flavors & Fragrances, Inc.	68,640	5,557,781
Intrepid Potash, Inc.(a)	2,903	69,353
Koppers Holdings, Inc.	5,224	267,573
Linde PLC	130,079	53,424,746
Livent Corp.(a)(b)	48,458	871,275
LSB Industries, Inc.(a)(b)	19,554	182,048
LyondellBasell Industries NV, Class A	69,711	6,628,122
Mativ Holdings, Inc.	13,982	214,064
Minerals Technologies, Inc.	9,749	695,201
Mosaic Co. (The)	88,081	3,147,134
NewMarket Corp.	1,776	969,394
Olin Corp.	33,556	1,810,346
Origin Materials, Inc., Class A(a)	32,176	26,906
Orion SA	16,048	445,011
Perimeter Solutions SA(a)(b)	38,642	177,753
PPG Industries, Inc.	62,781	9,388,899
PureCycle Technologies, Inc.(a)(b)	27,837	112,740
Quaker Chemical Corp.	3,562	760,202
Rayonier Advanced Materials, Inc.(a)(b)	16,286	65,958
RPM International, Inc.	33,614	3,752,331
Scotts Miracle-Gro Co. (The)	10,768	686,460
Sensient Technologies Corp.	11,460	756,360
Sherwin-Williams Co. (The)	63,794	19,897,349
Stepan Co.	6,128	579,402
Trinseo PLC	9,843	82,386
Tronox Holdings PLC	27,067	383,269
Westlake Corp.(b)	9,079	1,270,697
		202,926,152
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	17,599	788,963
ACCO Brands Corp.	27,889	169,565
ACV Auctions, Inc., Class A(a)(b)	33,687	510,358
Aris Water Solutions, Inc., Class A	6,518	54,686
BrightView Holdings, Inc.(a)	13,981	117,720
Brink’s Co. (The)	11,702	1,029,191
Casella Waste Systems, Inc., Class A(a)	14,644	1,251,476
CECO Environmental Corp.(a)(b)	8,477	171,914
Cimpress PLC(a)	4,469	357,743
Cintas Corp.	23,364	14,080,548
Clean Harbors, Inc.(a)	13,539	2,362,691
Copart, Inc.(a)	229,284	11,234,916
CoreCivic, Inc.(a)	30,682	445,809
Deluxe Corp.	10,934	234,534
Driven Brands Holdings, Inc.(a)	17,039	242,976
Ennis, Inc.	6,537	143,226
Enviri Corp.(a)	22,748	204,732
GEO Group, Inc. (The)(a)	33,264	360,249
Healthcare Services Group, Inc.(a)	20,305	210,563
HNI Corp.	12,961	542,159
Interface, Inc., Class A	14,485	182,801
Li-Cycle Holdings Corp.(a)(b)	36,309	21,234
Liquidity Services, Inc.(a)	6,775	116,598
Matthews International Corp., Class A	7,951	291,404
MillerKnoll, Inc.	21,116	563,375
Montrose Environmental Group, Inc.(a)	6,036	193,937
MSA Safety, Inc.	9,671	1,632,755
OPENLANE, Inc.(a)	28,611	423,729
Performant Financial Corp.(a)	40,287	125,897
RB Global, Inc.(b)	48,352	3,234,265
Republic Services, Inc.	55,304	9,120,183
Rollins, Inc.	68,311	2,983,141

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
SP Plus Corp.(a)	5,979	$ 306,424
Steelcase, Inc., Class A	25,338	342,570
Stericycle, Inc.(a)	24,137	1,196,230
Tetra Tech, Inc.	14,286	2,384,762
UniFirst Corp.	4,131	755,601
Veralto Corp.(b)	58,540	4,815,500
Vestis Corp.	30,996	655,255
Viad Corp.(a)	5,056	183,027
VSE Corp.(b)	2,979	192,473
Waste Management, Inc.	109,078	19,535,870
		83,771,050
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.	18,578	136,362
Arista Networks, Inc.(a)(b)	67,344	15,860,185
Aviat Networks, Inc.(a)	3,552	116,008
Calix, Inc.(a)	14,582	637,088
Cambium Networks Corp.(a)	4,546	27,276
Ciena Corp.(a)	40,172	1,808,142
Cisco Systems, Inc.	1,088,302	54,981,017
Clearfield, Inc.(a)(b)	3,419	99,424
CommScope Holding Co., Inc.(a)	52,133	147,015
Comtech Telecommunications Corp.	8,077	68,089
Digi International, Inc.(a)	8,692	225,992
Extreme Networks, Inc.(a)	35,267	622,110
F5, Inc.(a)	15,790	2,826,094
Harmonic, Inc.(a)	32,233	420,318
Infinera Corp.(a)(b)	53,225	252,819
Juniper Networks, Inc.	84,377	2,487,434
Lumentum Holdings, Inc.(a)(b)	19,090	1,000,698
Motorola Solutions, Inc.	44,385	13,896,500
NETGEAR, Inc.(a)	8,788	128,129
NetScout Systems, Inc.(a)	16,622	364,853
Ribbon Communications, Inc.(a)	23,533	68,246
Ubiquiti, Inc.	1,062	148,213
Viasat, Inc.(a)(b)	31,266	873,885
Viavi Solutions, Inc.(a)	64,128	645,769
		97,841,666
Construction & Engineering — 0.3%
AECOM	34,379	3,177,651
Ameresco, Inc., Class A(a)(b)	8,023	254,088
API Group Corp.(a)	56,503	1,955,004
Arcosa, Inc.	12,843	1,061,346
Argan, Inc.	3,857	180,469
Bowman Consulting Group Ltd.(a)(b)	3,347	118,886
Comfort Systems U.S.A., Inc.	9,108	1,873,242
Construction Partners, Inc., Class A(a)	11,764	511,969
Dycom Industries, Inc.(a)	7,193	827,842
EMCOR Group, Inc.	12,569	2,707,740
Fluor Corp.(a)	39,161	1,533,936
Granite Construction, Inc.	13,428	682,948
Great Lakes Dredge & Dock Corp.(a)	14,772	113,449
IES Holdings, Inc.(a)	2,696	213,577
Limbach Holdings, Inc.(a)	3,652	166,057
MasTec, Inc.(a)	16,829	1,274,292
MDU Resources Group, Inc.	52,351	1,036,550
MYR Group, Inc.(a)	4,090	591,537
Northwest Pipe Co.(a)	4,016	121,524
Primoris Services Corp.	15,672	520,467
Quanta Services, Inc.	38,578	8,325,132
Sterling Infrastructure, Inc.(a)	8,282	728,236
Tutor Perini Corp.(a)	13,310	121,121
Security	Shares	Value
Construction & Engineering (continued)
Valmont Industries, Inc.	5,531	$ 1,291,544
WillScot Mobile Mini Holdings Corp.(a)	52,344	2,329,308
		31,717,915
Construction Materials — 0.2%
Eagle Materials, Inc.	9,571	1,941,381
Knife River Corp.(a)	15,344	1,015,466
Martin Marietta Materials, Inc.	16,437	8,200,584
Summit Materials, Inc., Class A(a)	32,569	1,252,604
United States Lime & Minerals, Inc.	686	158,020
Vulcan Materials Co.	35,508	8,060,671
		20,628,726
Consumer Finance — 0.5%
Ally Financial, Inc.	71,987	2,513,786
American Express Co.	155,486	29,128,747
Bread Financial Holdings, Inc.	12,814	422,093
Capital One Financial Corp.	101,888	13,359,555
Credit Acceptance Corp.(a)(b)	1,831	975,429
Discover Financial Services	67,412	7,577,109
Encore Capital Group, Inc.(a)(b)	6,537	331,753
Enova International, Inc.(a)	7,558	418,411
FirstCash Holdings, Inc.	9,789	1,061,030
Green Dot Corp., Class A(a)	14,236	140,936
LendingClub Corp.(a)	25,821	225,675
LendingTree, Inc.(a)	3,884	117,763
Navient Corp.	25,433	473,562
Nelnet, Inc., Class A	3,252	286,891
NerdWallet, Inc., Class A(a)	5,925	87,216
OneMain Holdings, Inc.	29,618	1,457,206
PRA Group, Inc.(a)	9,597	251,441
PROG Holdings, Inc.(a)	10,695	330,582
Regional Management Corp.	3,397	85,197
SLM Corp.	58,239	1,113,530
SoFi Technologies, Inc.(a)(b)	244,152	2,429,312
Synchrony Financial	111,426	4,255,359
Upstart Holdings, Inc.(a)(b)	20,256	827,660
World Acceptance Corp.(a)	988	128,964
		67,999,207
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	110,872	2,550,056
Andersons, Inc. (The)	9,869	567,862
BJ’s Wholesale Club Holdings, Inc.(a)	35,177	2,344,899
Casey’s General Stores, Inc.	10,023	2,753,719
Chefs’ Warehouse, Inc. (The)(a)	7,610	223,962
Costco Wholesale Corp.	118,904	78,486,152
Dollar General Corp.	58,312	7,927,516
Dollar Tree, Inc.(a)	56,172	7,979,233
Grocery Outlet Holding Corp.(a)	26,294	708,886
Ingles Markets, Inc., Class A	4,247	366,813
Kroger Co. (The)	175,967	8,043,451
Maplebear, Inc.(a)(b)	5,631	132,160
Performance Food Group Co.(a)	41,911	2,898,146
PriceSmart, Inc.	7,386	559,711
SpartanNash Co.	9,045	207,583
Sprouts Farmers Market, Inc.(a)(b)	27,837	1,339,238
Sysco Corp.	136,755	10,000,893
Target Corp.	123,512	17,590,579
U.S. Foods Holding Corp.(a)	60,377	2,741,720
United Natural Foods, Inc.(a)	14,161	229,833
Walgreens Boots Alliance, Inc.	192,098	5,015,679

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc.	383,084	$ 60,393,193
Weis Markets, Inc.	4,756	304,194
		213,365,478
Containers & Packaging — 0.3%
Amcor PLC	389,910	3,758,732
AptarGroup, Inc.	17,429	2,154,573
Ardagh Group SA, Class A(a)	4,919	36,794
Ardagh Metal Packaging SA	41,863	160,754
Avery Dennison Corp.	21,722	4,391,320
Ball Corp.	82,967	4,772,262
Berry Global Group, Inc.	33,032	2,226,026
Crown Holdings, Inc.	28,239	2,600,530
Graphic Packaging Holding Co.	83,181	2,050,412
Greif, Inc., Class A, NVS	6,345	416,169
Greif, Inc., Class B	2,003	132,218
International Paper Co.	92,198	3,332,958
Myers Industries, Inc.	9,746	190,534
O-I Glass, Inc.(a)	43,793	717,329
Packaging Corp. of America	24,064	3,920,266
Pactiv Evergreen, Inc.	10,623	145,641
Sealed Air Corp.	37,991	1,387,431
Silgan Holdings, Inc.	22,126	1,001,202
Sonoco Products Co.	26,163	1,461,727
TriMas Corp.	9,895	250,640
Westrock Co.	67,763	2,813,520
		37,921,038
Distributors — 0.1%
Genuine Parts Co.	37,344	5,172,144
LKQ Corp.	70,924	3,389,458
Pool Corp.	10,276	4,097,144
		12,658,746
Diversified Consumer Services — 0.1%
2U, Inc.(a)(b)	18,603	22,882
ADT, Inc.	55,313	377,235
Adtalem Global Education, Inc.(a)	10,607	625,283
Bright Horizons Family Solutions, Inc.(a)(b)	15,033	1,416,710
Carriage Services, Inc.	3,922	98,089
Chegg, Inc.(a)(b)	32,202	365,815
Coursera, Inc.(a)	34,958	677,136
Duolingo, Inc., Class A(a)	7,571	1,717,481
European Wax Center, Inc., Class A(a)	6,857	93,187
Frontdoor, Inc.(a)	22,920	807,242
Graham Holdings Co., Class B	1,034	720,202
Grand Canyon Education, Inc.(a)	8,087	1,067,807
H&R Block, Inc.	39,043	1,888,510
Laureate Education, Inc., Class A	35,462	486,184
Mister Car Wash, Inc.(a)(b)	20,291	175,314
OneSpaWorld Holdings Ltd.(a)	14,055	198,175
Perdoceo Education Corp.	20,257	355,713
Rover Group, Inc., Class A(a)	21,532	234,268
Service Corp. International	40,267	2,756,276
Strategic Education, Inc.	5,922	547,015
Stride, Inc.(a)	11,199	664,885
Udemy, Inc.(a)	22,431	330,409
Universal Technical Institute, Inc.(a)	13,857	173,490
WW International, Inc.(a)	16,441	143,859
		15,943,167
Diversified REITs — 0.1%
Alexander & Baldwin, Inc.	20,298	386,068
American Assets Trust, Inc.	12,461	280,497
Armada Hoffler Properties, Inc.	14,874	183,991
Security	Shares	Value
Diversified REITs (continued)
Broadstone Net Lease, Inc.	46,777	$ 805,500
CTO Realty Growth, Inc.	6,725	116,544
Empire State Realty Trust, Inc., Class A	38,852	376,476
Essential Properties Realty Trust, Inc.	41,500	1,060,740
Gladstone Commercial Corp.	9,826	130,096
Global Net Lease, Inc.	55,222	549,459
NexPoint Diversified Real Estate Trust(b)	10,172	80,868
NexPoint Strategic(a)(c)	9,841	1,181
One Liberty Properties, Inc.	4,632	101,487
WP Carey, Inc.	56,136	3,638,174
		7,711,081
Diversified Telecommunication Services — 0.6%
Anterix, Inc.(a)	3,208	106,890
AST SpaceMobile, Inc., Class A(a)(b)	18,069	108,956
AT&T Inc.	1,919,861	32,215,267
ATN International, Inc.	3,079	119,989
Bandwidth, Inc., Class A(a)	8,546	123,660
Cogent Communications Holdings, Inc.	11,596	881,992
Consolidated Communications Holdings, Inc.(a)(b)	20,854	90,715
EchoStar Corp., Class A(a)(b)	9,744	161,458
Frontier Communications Parent, Inc.(a)(b)	63,352	1,605,340
GCI Liberty, Inc. Escrow, Class A(a)(c)	28,033	—
Globalstar, Inc.(a)(b)	172,797	335,226
IDT Corp., Class B(a)	5,275	179,825
Iridium Communications, Inc.	33,811	1,391,661
Liberty Latin America Ltd., Class A(a)	11,943	87,303
Liberty Latin America Ltd., Class C, NVS(a)(b)	42,994	315,576
Lumen Technologies, Inc.(a)	269,537	493,253
Ooma, Inc.(a)	7,131	76,516
Shenandoah Telecommunications Co.	13,363	288,908
Verizon Communications, Inc.	1,129,440	42,579,888
		81,162,423
Electric Utilities — 1.4%
ALLETE, Inc.	15,074	921,926
Alliant Energy Corp.	67,857	3,481,064
American Electric Power Co., Inc.	138,752	11,269,437
Avangrid, Inc.	19,384	628,235
Constellation Energy Corp.	86,564	10,118,466
Duke Energy Corp.	206,969	20,084,272
Edison International	100,678	7,197,470
Entergy Corp.	56,367	5,703,777
Evergy, Inc.	59,844	3,123,857
Eversource Energy	92,611	5,715,951
Exelon Corp.	266,976	9,584,438
FirstEnergy Corp.	145,369	5,329,227
Genie Energy Ltd., Class B	3,956	111,282
Hawaiian Electric Industries, Inc.	29,333	416,235
IDACORP, Inc.	12,984	1,276,587
MGE Energy, Inc.	9,534	689,404
NextEra Energy, Inc.	542,957	32,979,208
NRG Energy, Inc.	61,430	3,175,931
OGE Energy Corp.	55,342	1,933,096
Otter Tail Corp.	10,615	901,957
PG&E Corp.	548,165	9,883,415
Pinnacle West Capital Corp.	30,784	2,211,523
PNM Resources, Inc.	22,480	935,168
Portland General Electric Co.	26,915	1,166,496
PPL Corp.	200,196	5,425,312
Southern Co. (The)	292,813	20,532,048
Xcel Energy, Inc.	148,089	9,168,190
		173,963,972

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment — 0.7%
Acuity Brands, Inc.	8,585	$ 1,758,466
Allient, Inc.	3,522	106,400
AMETEK, Inc.	61,541	10,147,495
Array Technologies, Inc.(a)	41,364	694,915
Atkore, Inc.(a)(b)	10,006	1,600,960
Babcock & Wilcox Enterprises, Inc.(a)	17,347	25,327
Blink Charging Co.(a)(b)	9,967	33,788
Bloom Energy Corp., Class A(a)(b)	51,981	769,319
ChargePoint Holdings, Inc., Class A(a)(b)	88,060	206,060
Eaton Corp. PLC	106,679	25,690,437
Emerson Electric Co.	153,533	14,943,367
Encore Wire Corp.	3,841	820,438
Energy Vault Holdings, Inc.(a)(b)	35,991	83,859
EnerSys	11,543	1,165,381
Enovix Corp.(a)(b)	38,387	480,605
Eos Energy Enterprises, Inc., Class A(a)(b)	32,369	35,282
ESS Tech, Inc.(a)(b)	32,218	36,729
Fluence Energy, Inc., Class A(a)(b)	15,633	372,847
FuelCell Energy, Inc.(a)(b)	101,061	161,698
Generac Holdings, Inc.(a)(b)	16,609	2,146,547
GrafTech International Ltd.	57,328	125,548
Hubbell, Inc.	14,487	4,765,209
LSI Industries, Inc.	9,028	127,114
NEXTracker, Inc., Class A(a)(b)	14,626	685,228
NuScale Power Corp., Class A(a)(b)	10,319	33,950
nVent Electric PLC	44,374	2,622,060
Plug Power, Inc.(a)(b)	136,619	614,786
Powell Industries, Inc.	2,851	252,028
Preformed Line Products Co.	884	118,332
Regal Rexnord Corp.	17,428	2,579,693
Rockwell Automation, Inc.	30,656	9,518,075
Sensata Technologies Holding PLC	40,557	1,523,726
SES AI Corp., Class A(a)(b)	45,278	82,859
Shoals Technologies Group, Inc., Class A(a)(b)	43,174	670,924
Stem, Inc.(a)(b)	42,548	165,086
SunPower Corp.(a)	20,468	98,860
Sunrun, Inc.(a)	53,883	1,057,723
Thermon Group Holdings, Inc.(a)	8,790	286,290
TPI Composites, Inc.(a)(b)	10,641	44,054
Vertiv Holdings Co., Class A	91,562	4,397,723
Vicor Corp.(a)	5,565	250,091
		91,299,279
Electronic Equipment, Instruments & Components — 0.7%
908 Devices, Inc.(a)(b)	7,945	89,143
Advanced Energy Industries, Inc.(b)	9,619	1,047,701
Akoustis Technologies, Inc.(a)	33,837	28,220
Amphenol Corp., Class A	156,629	15,526,633
Arlo Technologies, Inc.(a)	21,770	207,250
Arrow Electronics, Inc.(a)	15,538	1,899,520
Avnet, Inc.	24,463	1,232,935
Badger Meter, Inc.	8,106	1,251,323
Bel Fuse, Inc., Class B, NVS	2,761	184,352
Belden, Inc.	11,251	869,140
Benchmark Electronics, Inc.	10,690	295,472
CDW Corp.	36,490	8,294,907
Cognex Corp.	45,533	1,900,547
Coherent Corp.(a)	34,917	1,519,937
Corning, Inc.	202,548	6,167,587
Crane NXT Co.	12,679	721,055
CTS Corp.	8,318	363,829
Daktronics, Inc.(a)	13,741	116,524
ePlus, Inc.(a)	7,628	609,020
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Evolv Technologies Holdings, Inc., Class A(a)	34,420	$ 162,462
Fabrinet(a)	9,479	1,804,138
FARO Technologies, Inc.(a)	4,226	95,212
Insight Enterprises, Inc.(a)(b)	7,387	1,308,903
IPG Photonics Corp.(a)	8,551	928,126
Itron, Inc.(a)	11,846	894,491
Jabil, Inc.	33,440	4,260,256
Keysight Technologies, Inc.(a)	47,594	7,571,729
Kimball Electronics, Inc.(a)	6,064	163,425
Knowles Corp.(a)	26,198	469,206
Lightwave Logic, Inc.(a)(b)	31,791	158,319
Littelfuse, Inc.	6,319	1,690,712
Luna Innovations, Inc.(a)(b)	11,600	77,140
Methode Electronics, Inc.	9,332	212,116
MicroVision, Inc.(a)(b)	41,914	111,491
Mirion Technologies, Inc., Class A(a)(b)	56,534	579,473
Napco Security Technologies, Inc.	7,658	262,287
nLight, Inc.(a)	10,949	147,812
Novanta, Inc.(a)	9,848	1,658,502
OSI Systems, Inc.(a)	4,581	591,178
PAR Technology Corp.(a)(b)	7,476	325,505
PC Connection, Inc.	3,002	201,764
Plexus Corp.(a)	7,492	810,110
Rogers Corp.(a)	5,039	665,501
Sanmina Corp.(a)	16,174	830,858
ScanSource, Inc.(a)	6,838	270,853
SmartRent, Inc., Class A(a)	38,632	123,236
TD SYNNEX Corp.	14,187	1,526,663
Teledyne Technologies, Inc.(a)	12,438	5,550,955
Trimble, Inc.(a)	65,255	3,471,566
TTM Technologies, Inc.(a)	24,207	382,713
Vishay Intertechnology, Inc.	32,481	778,570
Vishay Precision Group, Inc.(a)	3,272	111,477
Vontier Corp.	42,935	1,483,404
Vuzix Corp.(a)(b)	20,122	41,954
Zebra Technologies Corp., Class A(a)(b)	13,514	3,693,782
		85,740,984
Energy Equipment & Services — 0.5%
Archrock, Inc.	35,273	543,204
Atlas Energy Solutions, Inc.(b)	6,694	115,271
Baker Hughes Co., Class A	269,780	9,221,080
Borr Drilling Ltd.(a)	63,094	464,372
Bristow Group, Inc.(a)	6,209	175,528
Cactus, Inc., Class A	17,476	793,410
ChampionX Corp.	51,694	1,509,982
Core Laboratories, Inc.	12,381	218,648
Diamond Offshore Drilling, Inc.(a)	26,629	346,177
DMC Global, Inc.(a)	6,440	121,201
Dril-Quip, Inc.(a)	9,991	232,491
Expro Group Holdings NV(a)	25,614	407,775
Halliburton Co.	239,636	8,662,841
Helix Energy Solutions Group, Inc.(a)	35,887	368,918
Helmerich & Payne, Inc.	27,144	983,156
Kodiak Gas Services, Inc.	6,582	132,167
Liberty Energy, Inc., Class A	47,945	869,722
Nabors Industries Ltd.(a)	2,260	184,484
Newpark Resources, Inc.(a)	26,423	175,449
Noble Corp. PLC	28,417	1,368,563
NOV, Inc.	105,592	2,141,406
Oceaneering International, Inc.(a)	24,877	529,383
Oil States International, Inc.(a)	23,212	157,610
Patterson-UTI Energy, Inc.	91,365	986,742

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
ProFrac Holding Corp., Class A(a)(b)	8,237	$ 69,850
ProPetro Holding Corp.(a)	20,109	168,513
RPC, Inc.	20,885	152,043
Schlumberger NV	381,686	19,862,939
SEACOR Marine Holdings, Inc.(a)	9,991	125,787
Seadrill Ltd.(a)	13,344	630,904
Select Water Solutions, Inc., Class A	22,685	172,179
Solaris Oilfield Infrastructure, Inc., Class A	12,651	100,702
TechnipFMC PLC	116,841	2,353,178
TETRA Technologies, Inc.(a)	42,654	192,796
Tidewater, Inc.(a)	13,118	945,939
U.S. Silica Holdings, Inc.(a)	21,468	242,803
Valaris Ltd.(a)	15,771	1,081,417
Weatherford International PLC(a)	18,409	1,800,952
		58,609,582
Entertainment — 1.2%
AMC Entertainment Holdings, Inc., Class A(a)(b)	53,304	326,220
Atlanta Braves Holdings, Inc., Class A(a)	3,150	134,757
Atlanta Braves Holdings, Inc., Class C, NVS(a)(b)	10,362	410,128
Cinemark Holdings, Inc.(a)(b)	29,385	414,035
Electronic Arts, Inc.	72,454	9,912,432
IMAX Corp.(a)	14,933	224,294
Liberty Media Corp. - Liberty Formula One, Class A(a)	6,600	382,668
Liberty Media Corp. - Liberty Formula One, Class C(a)	51,635	3,259,718
Liberty Media Corp. - Liberty Live, Class A(a)	5,033	183,956
Liberty Media Corp. - Liberty Live, Class C, NVS(a)	12,335	461,206
Lions Gate Entertainment Corp., Class A(a)(b)	14,307	155,946
Lions Gate Entertainment Corp., Class B, NVS(a)	33,858	345,013
Live Nation Entertainment, Inc.(a)	42,169	3,947,018
Madison Square Garden Entertainment Corp.(a)	11,422	363,105
Madison Square Garden Sports Corp., Class A(a)	5,300	963,699
Marcus Corp. (The)	7,306	106,521
Netflix, Inc.(a)	115,872	56,415,759
Playstudios, Inc., Class A(a)(b)	27,763	75,238
Playtika Holding Corp.(a)(b)	6,274	54,709
ROBLOX Corp., Class A(a)(b)	125,351	5,731,048
Roku, Inc., Class A(a)	33,503	3,070,885
Sphere Entertainment Co., Class A(a)(b)	6,912	234,732
Spotify Technology SA(a)	37,712	7,086,462
Take-Two Interactive Software, Inc.(a)	44,456	7,155,193
TKO Group Holdings, Inc., Class A	16,327	1,331,957
Walt Disney Co. (The)	490,792	44,313,610
Warner Bros Discovery, Inc., Class A(a)	586,759	6,677,317
		153,737,626
Financial Services — 4.1%
Acacia Research Corp.(a)	31,031	121,642
Affirm Holdings, Inc., Class A(a)	60,644	2,980,046
Alerus Financial Corp.	5,608	125,563
A-Mark Precious Metals, Inc.	5,168	156,332
Apollo Global Management, Inc.	140,281	13,072,786
AvidXchange Holdings, Inc.(a)(b)	38,218	473,521
Banco Latinoamericano de Comercio Exterior SA, Class E	10,950	270,903
Berkshire Hathaway, Inc., Class B(a)	491,461	175,284,480
Block, Inc., Class A(a)	144,897	11,207,783
Cannae Holdings, Inc.(a)	16,564	323,164
Cantaloupe, Inc.(a)	24,693	182,975
Cass Information Systems, Inc.	3,419	154,026
Compass Diversified Holdings	20,344	456,723
Security	Shares	Value
Financial Services (continued)
Enact Holdings, Inc.	8,522	$ 246,201
Equitable Holdings, Inc.	91,680	3,052,944
Essent Group Ltd.	29,365	1,548,710
Euronet Worldwide, Inc.(a)	12,443	1,262,840
EVERTEC, Inc.	19,217	786,744
Federal Agricultural Mortgage Corp., Class C, NVS	2,533	484,360
Fidelity National Information Services, Inc.	157,778	9,477,724
Fiserv, Inc.(a)	160,931	21,378,074
FleetCor Technologies, Inc.(a)	19,148	5,411,416
Flywire Corp.(a)(b)	30,505	706,191
Global Payments, Inc.	68,941	8,755,507
I3 Verticals, Inc., Class A(a)	6,161	130,428
International Money Express, Inc.(a)	9,599	212,042
Jack Henry & Associates, Inc.	19,292	3,152,506
Jackson Financial, Inc., Class A	19,298	988,058
Marqeta, Inc., Class A(a)	122,144	852,565
Mastercard, Inc., Class A	222,836	95,041,782
Merchants Bancorp	5,221	222,310
MGIC Investment Corp.	76,142	1,468,779
Mr. Cooper Group, Inc.(a)	16,913	1,101,375
NCR Atleos Corp.(a)	16,916	410,890
NewtekOne, Inc.	6,669	92,032
NMI Holdings, Inc., Class A(a)	22,247	660,291
Ocwen Financial Corp.(a)	3,474	106,860
Pagseguro Digital Ltd., Class A(a)	52,824	658,715
Payoneer Global, Inc.(a)	72,535	377,907
PayPal Holdings, Inc.(a)	295,576	18,151,322
Paysafe Ltd.(a)	7,797	99,724
PennyMac Financial Services, Inc., Class A	6,786	599,679
Radian Group, Inc.	39,825	1,137,004
Remitly Global, Inc.(a)	34,686	673,602
Repay Holdings Corp., Class A(a)	20,956	178,964
Rocket Cos., Inc., Class A(a)	31,141	450,922
Shift4 Payments, Inc., Class A(a)(b)	15,128	1,124,616
StoneCo Ltd., Class A(a)	76,694	1,382,793
Toast, Inc., Class A(a)	94,293	1,721,790
UWM Holdings Corp., Class A	33,275	237,916
Visa, Inc., Class A	428,113	111,459,220
Voya Financial, Inc.	26,408	1,926,728
Walker & Dunlop, Inc.	8,149	904,621
Waterstone Financial, Inc.	8,306	117,945
Western Union Co. (The)	75,884	904,537
WEX, Inc.(a)	11,731	2,282,266
		506,750,844
Food Products — 0.9%
Archer-Daniels-Midland Co.	142,953	10,324,066
B&G Foods, Inc.	16,973	178,217
Benson Hill, Inc.(a)	60,087	10,443
Beyond Meat, Inc.(a)(b)	15,143	134,773
BRC, Inc., Class A(a)(b)	14,181	51,477
Bunge Global SA	38,654	3,902,121
Calavo Growers, Inc.	4,154	122,169
Cal-Maine Foods, Inc.	11,727	673,013
Campbell Soup Co.	50,965	2,203,217
Conagra Brands, Inc.	126,828	3,634,891
Darling Ingredients, Inc.(a)	42,573	2,121,838
Dole PLC	18,883	232,072
Flowers Foods, Inc.	49,620	1,116,946
Fresh Del Monte Produce, Inc.	8,990	235,988
Freshpet, Inc.(a)	12,207	1,059,079
General Mills, Inc.	155,403	10,122,951

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Hain Celestial Group, Inc. (The)(a)	23,516	$ 257,500
Hershey Co. (The)	40,335	7,520,057
Hormel Foods Corp.	78,579	2,523,172
Ingredion, Inc.	17,978	1,951,152
J & J Snack Foods Corp.	4,133	690,790
J M Smucker Co. (The)	27,453	3,469,510
John B Sanfilippo & Son, Inc.	1,980	204,019
Kellanova(b)	69,741	3,899,219
Kraft Heinz Co. (The)	213,849	7,908,136
Lamb Weston Holdings, Inc.	38,927	4,207,619
Lancaster Colony Corp.	5,077	844,762
Limoneira Co.	7,457	153,838
McCormick & Co., Inc., NVS	68,141	4,662,207
Mission Produce, Inc.(a)(b)	10,489	105,834
Mondelez International, Inc., Class A	364,345	26,389,508
Pilgrim’s Pride Corp.(a)	13,908	384,695
Post Holdings, Inc.(a)	14,684	1,293,073
Seaboard Corp.	75	267,758
Seneca Foods Corp., Class A(a)	2,108	110,544
Simply Good Foods Co. (The)(a)	22,926	907,870
Sovos Brands, Inc.(a)(b)	13,525	297,956
SunOpta, Inc.(a)	28,111	153,767
TreeHouse Foods, Inc.(a)	13,323	552,238
Tyson Foods, Inc., Class A	75,481	4,057,104
Utz Brands, Inc., Class A(b)	15,664	254,383
Vital Farms, Inc.(a)	8,756	137,382
Westrock Coffee Co.(a)(b)	10,101	103,131
WK Kellogg Co.	17,435	229,096
		109,659,581
Gas Utilities — 0.1%
Atmos Energy Corp.	40,111	4,648,865
Brookfield Infrastructure Corp., Class A	31,742	1,119,858
Chesapeake Utilities Corp.	5,880	621,104
National Fuel Gas Co.	24,634	1,235,888
New Jersey Resources Corp.	26,494	1,181,102
Northwest Natural Holding Co.	8,718	339,479
ONE Gas, Inc.	14,499	923,876
Southwest Gas Holdings, Inc.	17,380	1,101,023
Spire, Inc.	13,573	846,141
UGI Corp.	56,596	1,392,262
		13,409,598
Ground Transportation — 1.1%
ArcBest Corp.	6,195	744,701
Avis Budget Group, Inc.	5,439	964,117
Covenant Logistics Group, Inc., Class A	3,745	172,420
CSX Corp.	527,552	18,290,228
Daseke, Inc.(a)	12,727	103,089
FTAI Infrastructure, Inc.	32,657	127,036
Heartland Express, Inc.	11,948	170,379
Hertz Global Holdings, Inc.(a)	35,784	371,796
JB Hunt Transport Services, Inc.	22,070	4,408,262
Knight-Swift Transportation Holdings, Inc.	42,219	2,433,925
Landstar System, Inc.	9,262	1,793,586
Lyft, Inc., Class A(a)	93,468	1,401,085
Marten Transport Ltd.	14,164	297,161
Norfolk Southern Corp.	60,901	14,395,778
Old Dominion Freight Line, Inc.	26,454	10,722,600
RXO, Inc.(a)	33,545	780,257
Ryder System, Inc.	12,019	1,382,906
Saia, Inc.(a)	7,117	3,118,812
Schneider National, Inc., Class B	14,858	378,136
TuSimple Holdings, Inc., Class A(a)	35,031	30,750
Security	Shares	Value
Ground Transportation (continued)
Uber Technologies, Inc.(a)	527,776	$ 32,495,168
U-Haul Holding Co.(a)	2,323	166,791
U-Haul Holding Co., NVS(b)	26,835	1,890,257
Union Pacific Corp.	163,744	40,218,801
Universal Logistics Holdings, Inc.	3,534	99,023
Werner Enterprises, Inc.	16,432	696,224
XPO, Inc.(a)	30,315	2,655,291
		140,308,579
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	464,590	51,137,421
Accuray, Inc.(a)	29,587	83,731
Align Technology, Inc.(a)	20,326	5,569,324
Alphatec Holdings, Inc.(a)	21,417	323,611
AngioDynamics, Inc.(a)	10,259	80,431
Artivion, Inc.(a)	10,594	189,421
AtriCure, Inc.(a)	12,091	431,528
Atrion Corp.	382	144,698
Avanos Medical, Inc.(a)	12,115	271,739
Axogen, Inc.(a)	11,008	75,185
Axonics, Inc.(a)	12,853	799,842
Baxter International, Inc.	136,683	5,284,165
Becton Dickinson & Co.	77,952	19,007,036
Boston Scientific Corp.(a)	391,510	22,633,193
Butterfly Network, Inc., Class A(a)(b)	47,942	51,777
Cerus Corp.(a)	38,969	84,173
CONMED Corp.(b)	7,869	861,734
Cooper Cos., Inc. (The)	13,067	4,945,075
Cutera, Inc.(a)	4,125	14,541
CVRx, Inc.(a)	5,167	162,450
DENTSPLY SIRONA, Inc.	58,590	2,085,218
Dexcom, Inc.(a)	104,156	12,924,718
Edwards Lifesciences Corp.(a)	161,977	12,350,746
Embecta Corp.	16,163	305,966
Enovis Corp.(a)(b)	14,040	786,521
Envista Holdings Corp.(a)	43,328	1,042,472
GE HealthCare Technologies, Inc.	104,243	8,060,069
Glaukos Corp.(a)	11,899	945,851
Globus Medical, Inc., Class A(a)	32,771	1,746,367
Haemonetics Corp.(a)	13,751	1,175,848
Hologic, Inc.(a)	65,668	4,691,979
ICU Medical, Inc.(a)	5,128	511,467
IDEXX Laboratories, Inc.(a)	22,195	12,319,335
Inari Medical, Inc.(a)	14,868	965,231
Inmode Ltd.(a)(b)	20,436	454,497
Inogen, Inc.(a)(b)	4,690	25,748
Inspire Medical Systems, Inc.(a)	7,737	1,573,938
Insulet Corp.(a)	18,396	3,991,564
Integer Holdings Corp.(a)	9,134	904,997
Integra LifeSciences Holdings Corp.(a)	19,380	843,999
Intuitive Surgical, Inc.(a)	93,733	31,621,765
iRadimed Corp.	2,766	131,302
iRhythm Technologies, Inc.(a)(b)	7,999	856,213
Lantheus Holdings, Inc.(a)	17,560	1,088,720
LeMaitre Vascular, Inc.	4,785	271,597
LivaNova PLC(a)	13,850	716,599
Masimo Corp.(a)(b)	11,551	1,353,893
Medtronic PLC	356,075	29,333,458
Merit Medical Systems, Inc.(a)	15,595	1,184,596
Nano-X Imaging Ltd.(a)(b)	14,602	93,015
Neogen Corp.(a)(b)	57,349	1,153,288
Nevro Corp.(a)(b)	9,126	196,391
Novocure Ltd.(a)	27,006	403,200

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Omnicell, Inc.(a)	11,627	$ 437,524
OraSure Technologies, Inc.(a)	20,750	170,150
Orthofix Medical, Inc.(a)	9,122	122,965
OrthoPediatrics Corp.(a)	2,872	93,369
Outset Medical, Inc.(a)	12,646	68,415
Paragon 28, Inc.(a)(b)	14,806	184,039
Penumbra, Inc.(a)	9,689	2,437,171
PROCEPT BioRobotics Corp.(a)(b)	11,100	465,201
Pulmonx Corp.(a)(b)	8,060	102,765
QuidelOrtho Corp.(a)	14,523	1,070,345
ResMed, Inc.	38,675	6,652,873
RxSight, Inc.(a)	8,192	330,301
Shockwave Medical, Inc.(a)	9,477	1,805,937
SI-BONE, Inc.(a)	13,864	291,005
Silk Road Medical, Inc.(a)(b)	9,356	114,798
STAAR Surgical Co.(a)(b)	12,694	396,180
STERIS PLC	26,995	5,934,851
Stryker Corp.	95,507	28,600,526
Surmodics, Inc.(a)	3,859	140,275
Tactile Systems Technology, Inc.(a)	7,264	103,875
Tandem Diabetes Care, Inc.(a)	16,445	486,443
Teleflex, Inc.	12,861	3,206,762
TransMedics Group, Inc.(a)(b)	8,793	694,031
Treace Medical Concepts, Inc.(a)(b)	10,774	137,368
UFP Technologies, Inc.(a)	1,987	341,843
Utah Medical Products, Inc.	1,150	96,853
Varex Imaging Corp.(a)	9,853	201,986
Zimmer Biomet Holdings, Inc.	56,140	6,832,238
Zimvie, Inc.(a)(b)	2,175	38,606
Zynex, Inc.(a)(b)	7,386	80,434
		309,900,772
Health Care Providers & Services — 2.7%
23andMe Holding Co., Class A(a)(b)	61,993	56,631
Acadia Healthcare Co., Inc.(a)	24,682	1,919,272
Accolade, Inc.(a)(b)	14,988	180,006
AdaptHealth Corp.(a)	20,223	147,426
Addus HomeCare Corp.(a)	4,447	412,904
Agiliti, Inc.(a)(b)	7,295	57,776
agilon health, Inc.(a)(b)	76,071	954,691
Alignment Healthcare, Inc.(a)	20,821	179,269
Amedisys, Inc.(a)	8,809	837,384
AMN Healthcare Services, Inc.(a)(b)	9,633	721,319
Apollo Medical Holdings, Inc.(a)	12,444	476,605
Brookdale Senior Living, Inc.(a)(b)	49,663	289,039
Cano Health, Inc.(a)(b)	482	2,829
Cardinal Health, Inc.	66,366	6,689,693
CareMax, Inc., Class A(a)	22,545	11,232
Castle Biosciences, Inc.(a)	5,394	116,403
Cencora, Inc.	43,632	8,961,140
Centene Corp.(a)	143,180	10,625,388
Chemed Corp.	3,948	2,308,593
Cigna Group (The)	78,201	23,417,289
Community Health Systems, Inc.(a)	41,187	128,915
CorVel Corp.(a)	2,095	517,905
Cross Country Healthcare, Inc.(a)	12,050	272,812
CVS Health Corp.	344,718	27,218,933
DaVita, Inc.(a)	14,526	1,521,744
DocGo, Inc.(a)(b)	24,692	138,028
Elevance Health, Inc.	63,556	29,970,467
Encompass Health Corp.	25,665	1,712,369
Enhabit, Inc.(a)(b)	14,445	149,506
Ensign Group, Inc. (The)	14,999	1,683,038
Security	Shares	Value
Health Care Providers & Services (continued)
Fulgent Genetics, Inc.(a)	5,273	$ 152,442
Guardant Health, Inc.(a)	29,260	791,483
HCA Healthcare, Inc.	53,536	14,491,124
HealthEquity, Inc.(a)	23,092	1,531,000
Henry Schein, Inc.(a)	35,670	2,700,576
Hims & Hers Health, Inc., Class A(a)(b)	31,950	284,355
Humana, Inc.	33,529	15,349,911
Invitae Corp.(a)(b)	53,280	33,396
Laboratory Corp. of America Holdings	22,808	5,184,030
LifeStance Health Group, Inc.(a)(b)	23,511	184,091
McKesson Corp.	36,300	16,806,174
ModivCare, Inc.(a)	3,104	136,545
Molina Healthcare, Inc.(a)	15,619	5,643,301
National HealthCare Corp.	3,519	325,226
National Research Corp., Class A	3,779	149,497
NeoGenomics, Inc.(a)	34,520	558,534
OPKO Health, Inc.(a)	101,119	152,690
Option Care Health, Inc.(a)	44,332	1,493,545
Owens & Minor, Inc.(a)	19,575	377,210
Patterson Cos., Inc.	21,655	616,085
Pediatrix Medical Group, Inc.(a)	20,775	193,208
Pennant Group, Inc. (The)(a)(b)	8,628	120,102
PetIQ, Inc., Class A(a)(b)	9,400	185,650
Premier, Inc., Class A	32,898	735,599
Privia Health Group, Inc.(a)(b)	29,290	674,549
Progyny, Inc.(a)	21,121	785,279
Quest Diagnostics, Inc.	30,487	4,203,548
R1 RCM, Inc.(a)	38,707	409,133
RadNet, Inc.(a)	17,483	607,884
Select Medical Holdings Corp.	26,684	627,074
Surgery Partners, Inc.(a)(b)	19,975	639,000
Tenet Healthcare Corp.(a)	27,632	2,088,150
U.S. Physical Therapy, Inc.	3,546	330,274
UnitedHealth Group, Inc.	249,473	131,340,050
Universal Health Services, Inc., Class B	15,948	2,431,113
Viemed Healthcare, Inc.(a)	11,706	91,892
		334,102,326
Health Care REITs — 0.2%
CareTrust REIT, Inc.	26,389	590,586
Community Healthcare Trust, Inc.	5,798	154,459
Diversified Healthcare Trust	82,790	309,635
Global Medical REIT, Inc.	11,690	129,759
Healthcare Realty Trust, Inc.	99,769	1,719,020
Healthpeak Properties, Inc.	146,945	2,909,511
LTC Properties, Inc.	9,908	318,245
Medical Properties Trust, Inc.	158,234	776,929
National Health Investors, Inc.	11,424	638,030
Omega Healthcare Investors, Inc.	65,810	2,017,735
Physicians Realty Trust	62,347	829,838
Sabra Health Care REIT, Inc.	63,388	904,547
Universal Health Realty Income Trust	3,257	140,865
Ventas, Inc.	106,341	5,300,035
Welltower, Inc.	144,470	13,026,860
		29,766,054
Health Care Technology — 0.1%
American Well Corp., Class A(a)	52,457	78,161
Certara, Inc.(a)	28,666	504,235
Computer Programs & Systems, Inc.(a)	4,017	44,990
Definitive Healthcare Corp., Class A(a)(b)	10,467	104,042
Doximity, Inc., Class A(a)(b)	29,718	833,293
Evolent Health, Inc., Class A(a)(b)	29,067	960,083
Health Catalyst, Inc.(a)	12,131	112,333

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Technology (continued)
HealthStream, Inc.	6,923	$ 187,129
Multiplan Corp., Class A(a)	99,986	143,980
OptimizeRx Corp.(a)	5,244	75,041
Phreesia, Inc.(a)(b)	12,834	297,107
Schrodinger, Inc.(a)(b)	15,724	562,919
Sharecare, Inc., Class A(a)	93,785	101,288
Simulations Plus, Inc.	4,181	187,100
Teladoc Health, Inc.(a)(b)	44,683	962,919
Veeva Systems, Inc., Class A(a)	38,578	7,427,036
Veradigm, Inc.(a)	30,775	322,830
		12,904,486
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	54,336	902,521
Braemar Hotels & Resorts, Inc.	22,812	57,030
Chatham Lodging Trust	12,934	138,652
DiamondRock Hospitality Co.	57,000	535,230
Host Hotels & Resorts, Inc.	187,878	3,657,985
Park Hotels & Resorts, Inc.	59,625	912,263
Pebblebrook Hotel Trust(b)	34,406	549,808
RLJ Lodging Trust	46,119	540,515
Ryman Hospitality Properties, Inc.	15,540	1,710,332
Service Properties Trust	43,460	371,148
Summit Hotel Properties, Inc.	28,874	194,033
Sunstone Hotel Investors, Inc.	55,185	592,135
Xenia Hotels & Resorts, Inc.	30,071	409,567
		10,571,219
Hotels, Restaurants & Leisure — 2.3%
Accel Entertainment, Inc., Class A(a)	13,055	134,075
Airbnb, Inc., Class A(a)(b)	108,817	14,814,346
Aramark	61,992	1,741,975
Bally’s Corp.(a)(b)	8,481	118,225
BJ’s Restaurants, Inc.(a)	6,042	217,572
Bloomin’ Brands, Inc.	23,227	653,840
Bluegreen Vacations Holding Corp., Class A	3,896	292,668
Booking Holdings, Inc.(a)	9,569	33,943,348
Bowlero Corp., Class A(a)(b)	1,201	17,006
Boyd Gaming Corp.	19,549	1,223,963
Brinker International, Inc.(a)	12,091	522,089
Caesars Entertainment, Inc.(a)	53,909	2,527,254
Carnival Corp.(a)	264,157	4,897,471
Carrols Restaurant Group, Inc.	15,698	123,700
Cava Group, Inc.(a)(b)	4,323	185,803
Cheesecake Factory, Inc. (The)	11,672	408,637
Chipotle Mexican Grill, Inc.(a)	7,392	16,905,208
Choice Hotels International, Inc.	8,608	975,286
Churchill Downs, Inc.	19,360	2,612,245
Chuy’s Holdings, Inc.(a)(b)	5,752	219,899
Cracker Barrel Old Country Store, Inc.	5,816	448,297
Darden Restaurants, Inc.	32,138	5,280,273
Dave & Buster’s Entertainment, Inc.(a)	9,550	514,268
Denny’s Corp.(a)(b)	17,595	191,434
Dine Brands Global, Inc.	4,569	226,851
Domino’s Pizza, Inc.	9,450	3,895,574
DoorDash, Inc., Class A(a)	82,309	8,139,537
DraftKings, Inc., Class A(a)	111,298	3,923,254
El Pollo Loco Holdings, Inc.(a)	11,422	100,742
Empire Resorts, Inc. Escrow(a)(c)	881	—
Everi Holdings, Inc.(a)	24,207	272,813
Expedia Group, Inc.(a)	36,991	5,614,864
First Watch Restaurant Group, Inc.(a)(b)	6,404	128,720
Golden Entertainment, Inc.	5,249	209,593
Hilton Grand Vacations, Inc.(a)	20,432	820,958
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings, Inc.	67,031	$ 12,205,675
Hyatt Hotels Corp., Class A(b)	11,732	1,529,970
Inspired Entertainment, Inc.(a)	6,643	65,633
International Game Technology PLC	28,915	792,560
Jack in the Box, Inc.	5,459	445,618
Krispy Kreme, Inc.	22,387	337,820
Kura Sushi U.S.A., Inc., Class A(a)	1,522	115,672
Las Vegas Sands Corp.	98,827	4,863,277
Life Time Group Holdings, Inc.(a)(b)	10,215	154,042
Light & Wonder, Inc., Class A(a)	23,724	1,947,978
Lindblad Expeditions Holdings, Inc.(a)(b)	12,536	141,281
Marriott International, Inc., Class A	65,575	14,787,818
Marriott Vacations Worldwide Corp.	9,801	832,007
McDonald’s Corp.	195,729	58,035,606
MGM Resorts International	75,909	3,391,614
Monarch Casino & Resort, Inc.	3,653	252,605
Mondee Holdings, Inc., Class A(a)(b)	12,492	34,478
Norwegian Cruise Line Holdings Ltd.(a)(b)	115,806	2,320,752
Papa John’s International, Inc.	8,769	668,461
Penn Entertainment, Inc.(a)	43,424	1,129,892
Planet Fitness, Inc., Class A(a)	22,657	1,653,961
PlayAGS, Inc.(a)	16,029	135,124
Portillo’s, Inc., Class A(a)(b)	10,532	167,775
RCI Hospitality Holdings, Inc.	2,952	195,600
Red Rock Resorts, Inc., Class A	12,914	688,704
Royal Caribbean Cruises Ltd.(a)	62,317	8,069,428
Rush Street Interactive, Inc., Class A(a)	23,130	103,854
Sabre Corp.(a)	85,932	378,101
SeaWorld Entertainment, Inc.(a)	10,124	534,851
Shake Shack, Inc., Class A(a)	9,503	704,362
Six Flags Entertainment Corp.(a)	21,511	539,496
Starbucks Corp.	302,909	29,082,293
Super Group SGHC Ltd.(a)	35,996	114,107
Sweetgreen, Inc., Class A(a)(b)	25,179	284,523
Target Hospitality Corp.(a)	9,642	93,817
Texas Roadhouse, Inc.	18,298	2,236,565
Travel + Leisure Co.	19,004	742,866
Vail Resorts, Inc.	10,190	2,175,259
Wendy’s Co. (The)	48,150	937,962
Wingstop, Inc.	8,219	2,108,831
Wyndham Hotels & Resorts, Inc.	21,557	1,733,398
Wynn Resorts Ltd.	28,126	2,562,560
Xponential Fitness, Inc., Class A(a)	4,869	62,761
Yum! Brands, Inc.	74,665	9,755,729
		281,416,474
Household Durables — 0.6%
Beazer Homes U.S.A., Inc.(a)	9,875	333,676
Cavco Industries, Inc.(a)	2,391	828,768
Century Communities, Inc.	7,193	655,570
Cricut, Inc., Class A(b)	12,622	83,179
DR Horton, Inc.	83,791	12,734,556
Dream Finders Homes, Inc., Class A(a)	7,870	279,621
Ethan Allen Interiors, Inc.	6,053	193,212
Garmin Ltd.	41,572	5,343,665
GoPro, Inc., Class A(a)	31,823	110,426
Green Brick Partners, Inc.(a)	8,304	431,310
Helen of Troy Ltd.(a)(b)	6,422	775,842
Hovnanian Enterprises, Inc., Class A(a)	1,538	239,344
Installed Building Products, Inc.	6,044	1,104,964
iRobot Corp.(a)	7,296	282,355
KB Home	20,212	1,262,442
La-Z-Boy, Inc.	12,824	473,462

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Leggett & Platt, Inc.	36,438	$ 953,582
Lennar Corp., Class A	65,962	9,830,976
Lennar Corp., Class B(b)	3,881	520,248
LGI Homes, Inc.(a)	5,979	796,164
Lovesac Co. (The)(a)(b)	3,850	98,367
M/I Homes, Inc.(a)	7,319	1,008,119
MDC Holdings, Inc.	14,942	825,545
Meritage Homes Corp.	9,835	1,713,257
Mohawk Industries, Inc.(a)	13,920	1,440,720
Newell Brands, Inc.	98,815	857,714
NVR, Inc.(a)	791	5,537,356
PulteGroup, Inc.	57,154	5,899,436
Skyline Champion Corp.(a)	13,468	1,000,134
Sonos, Inc.(a)	32,399	555,319
Taylor Morrison Home Corp., Class A(a)	26,966	1,438,636
Tempur Sealy International, Inc.	44,176	2,251,651
Toll Brothers, Inc.	28,382	2,917,386
TopBuild Corp.(a)	8,312	3,110,849
Tri Pointe Homes, Inc.(a)	25,877	916,046
Vizio Holding Corp., Class A(a)	19,441	149,696
Whirlpool Corp.	14,330	1,744,964
Worthington Enterprises, Inc.	7,830	450,616
		69,149,173
Household Products — 1.1%
Central Garden & Pet Co.(a)	2,598	130,186
Central Garden & Pet Co., Class A, NVS(a)	11,639	512,581
Church & Dwight Co., Inc.	65,987	6,239,731
Clorox Co. (The)	33,149	4,726,716
Colgate-Palmolive Co.	220,310	17,560,910
Energizer Holdings, Inc.	19,382	614,022
Kimberly-Clark Corp.	90,135	10,952,304
Oil-Dri Corp. of America	1,954	131,074
Procter & Gamble Co. (The)	631,846	92,590,713
Reynolds Consumer Products, Inc.	14,373	385,771
Spectrum Brands Holdings, Inc.	10,265	818,839
WD-40 Co.	3,599	860,413
		135,523,260
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	179,925	3,463,556
Altus Power, Inc., Class A(a)(b)	14,074	96,125
Brookfield Renewable Corp., Class A	34,658	997,804
Clearway Energy, Inc., Class A	8,342	213,388
Clearway Energy, Inc., Class C	22,916	628,586
Montauk Renewables, Inc.(a)(b)	18,983	169,139
Ormat Technologies, Inc.	13,914	1,054,542
Sunnova Energy International, Inc.(a)(b)	27,569	420,427
Vistra Corp.	96,636	3,722,419
		10,765,986
Industrial Conglomerates — 0.7%
3M Co.	147,685	16,144,924
Brookfield Business Corp., Class A	5,465	127,225
General Electric Co.	290,929	37,131,268
Honeywell International, Inc.	178,687	37,472,451
		90,875,868
Industrial REITs — 0.4%
Americold Realty Trust, Inc.	71,127	2,153,014
EastGroup Properties, Inc.	12,356	2,267,820
First Industrial Realty Trust, Inc.	34,564	1,820,486
Innovative Industrial Properties, Inc.	7,815	787,908
LXP Industrial Trust	73,972	733,802
Plymouth Industrial REIT, Inc.	11,835	284,869
Security	Shares	Value
Industrial REITs (continued)
Prologis, Inc.	247,990	$ 33,057,067
Rexford Industrial Realty, Inc.	57,287	3,213,801
STAG Industrial, Inc.	50,152	1,968,968
Terreno Realty Corp.	21,003	1,316,258
		47,603,993
Insurance — 2.2%
Aflac, Inc.	158,781	13,099,433
Allstate Corp. (The)	70,156	9,820,437
Ambac Financial Group, Inc.(a)	13,068	215,361
American Equity Investment Life Holding Co.(a)	20,552	1,146,802
American Financial Group, Inc.	19,537	2,322,754
American International Group, Inc.	190,981	12,938,963
AMERISAFE, Inc.	4,921	230,204
Aon PLC, Class A	53,341	15,523,298
Arch Capital Group Ltd.(a)	95,451	7,089,146
Arthur J. Gallagher & Co.	56,874	12,789,825
Assurant, Inc.	13,774	2,320,781
Assured Guaranty Ltd.	14,719	1,101,423
Axis Capital Holdings Ltd.	21,258	1,177,055
Brighthouse Financial, Inc.(a)	17,481	925,095
Brown & Brown, Inc.	64,068	4,555,876
BRP Group, Inc., Class A(a)(b)	16,351	392,751
Chubb Ltd.	108,744	24,576,144
Cincinnati Financial Corp.	41,021	4,244,033
CNA Financial Corp.	8,082	341,949
CNO Financial Group, Inc.	32,116	896,036
Donegal Group, Inc., Class A	7,002	97,958
eHealth, Inc.(a)	14,241	124,182
Employers Holdings, Inc.	6,811	268,353
Enstar Group Ltd.(a)	3,157	929,263
Everest Group Ltd.	11,660	4,122,743
F&G Annuities & Life, Inc.	4,718	217,028
Fidelity National Financial, Inc., Class A	69,686	3,555,380
First American Financial Corp.	27,649	1,781,702
Genworth Financial, Inc., Class A(a)	122,120	815,762
Globe Life, Inc.	23,671	2,881,234
Goosehead Insurance, Inc., Class A(a)	6,361	482,164
Hanover Insurance Group, Inc. (The)	9,458	1,148,390
Hartford Financial Services Group, Inc. (The)	79,432	6,384,744
HCI Group, Inc.	2,417	211,246
Hippo Holdings, Inc.(a)(b)	6,430	58,642
Horace Mann Educators Corp.	10,907	356,659
James River Group Holdings Ltd.	8,472	78,281
Kemper Corp.	16,435	799,891
Kinsale Capital Group, Inc.	5,807	1,944,822
Lemonade, Inc.(a)(b)	10,568	170,462
Lincoln National Corp.	45,044	1,214,837
Loews Corp.	49,477	3,443,104
Markel Group, Inc.(a)	3,511	4,985,269
Marsh & McLennan Cos., Inc.	133,092	25,216,941
MBIA, Inc.	15,077	92,271
Mercury General Corp.	7,061	263,446
MetLife, Inc.	170,463	11,272,718
National Western Life Group, Inc., Class A	567	273,872
Old Republic International Corp.	71,273	2,095,426
Oscar Health, Inc., Class A(a)	38,932	356,228
Palomar Holdings, Inc.(a)	5,836	323,898
Primerica, Inc.	9,428	1,939,905
Principal Financial Group, Inc.	64,971	5,111,269
ProAssurance Corp.	12,861	177,353
Progressive Corp. (The)	156,680	24,955,990
Prudential Financial, Inc.	96,789	10,037,987

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Reinsurance Group of America, Inc.	17,598	$ 2,847,004
RenaissanceRe Holdings Ltd.	13,722	2,689,512
RLI Corp.	10,636	1,415,864
Ryan Specialty Holdings, Inc., Class A(a)(b)	24,412	1,050,204
Safety Insurance Group, Inc.	3,821	290,358
Selective Insurance Group, Inc.	15,510	1,542,935
Selectquote, Inc.(a)(b)	44,859	61,457
SiriusPoint Ltd.(a)	24,229	281,056
Skyward Specialty Insurance Group, Inc.(a)	4,806	162,827
Stewart Information Services Corp.	6,984	410,310
Tiptree, Inc.	6,838	129,648
Travelers Cos., Inc. (The)	61,344	11,685,419
Trupanion, Inc.(a)(b)	9,665	294,879
United Fire Group, Inc.	6,002	120,760
Universal Insurance Holdings, Inc.	9,249	147,799
Unum Group	52,810	2,388,068
W R Berkley Corp.	54,176	3,831,327
White Mountains Insurance Group Ltd.	653	982,772
Willis Towers Watson PLC	27,485	6,629,382
		270,858,367
Interactive Media & Services — 5.1%
Alphabet, Inc., Class A(a)	1,594,898	222,791,302
Alphabet, Inc., Class C, NVS(a)	1,347,114	189,848,776
Bumble, Inc., Class A(a)(b)	23,318	343,707
Cargurus, Inc., Class A(a)	25,858	624,729
Cars.com, Inc.(a)	18,841	357,414
Eventbrite, Inc., Class A(a)	18,728	156,566
EverQuote, Inc., Class A(a)(b)	7,796	95,423
fuboTV, Inc.(a)	88,871	282,610
Grindr, Inc.(a)	19,125	167,917
IAC, Inc.(a)	20,478	1,072,638
Match Group, Inc.(a)	74,702	2,726,623
MediaAlpha, Inc., Class A(a)	7,582	84,539
Meta Platforms, Inc., Class A(a)	593,639	210,124,460
Nextdoor Holdings, Inc., Class A(a)	39,320	74,315
Outbrain, Inc.(a)	3,867	16,937
Pinterest, Inc., Class A(a)	156,967	5,814,058
QuinStreet, Inc.(a)	12,440	159,481
Shutterstock, Inc.	6,057	292,432
TripAdvisor, Inc.(a)	27,756	597,587
Vimeo, Inc.(a)	39,293	154,029
Yelp, Inc.(a)	18,841	891,933
Ziff Davis, Inc.(a)	13,113	881,062
ZipRecruiter, Inc., Class A(a)	21,551	299,559
ZoomInfo Technologies, Inc., Class A(a)	83,033	1,535,280
		639,393,377
IT Services — 1.5%
Accenture PLC, Class A	169,582	59,508,020
Akamai Technologies, Inc.(a)	39,832	4,714,117
Amdocs Ltd.	30,839	2,710,440
Applied Digital Corp.(a)(b)	17,930	120,848
BigCommerce Holdings, Inc., Series 1(a)	19,979	194,396
Cloudflare, Inc., Class A(a)(b)	77,844	6,481,292
Cognizant Technology Solutions Corp., Class A	136,985	10,346,477
Couchbase, Inc.(a)	9,455	212,927
DigitalOcean Holdings, Inc.(a)(b)	17,727	650,404
DXC Technology Co.(a)	55,754	1,275,094
EPAM Systems, Inc.(a)	15,013	4,463,965
Fastly, Inc., Class A(a)(b)	33,093	589,055
Gartner, Inc.(a)	20,485	9,240,988
Globant SA(a)	10,931	2,601,359
GoDaddy, Inc., Class A(a)	39,484	4,191,621
Security	Shares	Value
IT Services (continued)
Grid Dynamics Holdings, Inc., Class A(a)	11,390	$ 151,829
Hackett Group, Inc. (The)	7,924	180,430
International Business Machines Corp.	243,858	39,882,976
Kyndryl Holdings, Inc.(a)	59,255	1,231,319
MongoDB, Inc., Class A(a)	18,004	7,360,935
Okta, Inc., Class A(a)	40,272	3,645,824
Perficient, Inc.(a)	8,521	560,852
Snowflake, Inc., Class A(a)	84,611	16,837,589
Squarespace, Inc., Class A(a)	13,722	452,963
Thoughtworks Holding, Inc.(a)	28,989	139,437
Tucows, Inc., Class A(a)	2,742	74,034
Twilio, Inc., Class A(a)	44,771	3,396,776
Unisys Corp.(a)	18,140	101,947
VeriSign, Inc.(a)	24,095	4,962,606
		186,280,520
Leisure Products — 0.1%
Acushnet Holdings Corp.(b)	9,480	598,852
AMMO, Inc.(a)(b)	36,852	77,389
Brunswick Corp.	18,963	1,834,670
Funko, Inc., Class A(a)	7,136	55,161
Hasbro, Inc.	34,530	1,763,102
Johnson Outdoors, Inc., Class A	1,496	79,916
Malibu Boats, Inc., Class A(a)(b)	5,120	280,679
MasterCraft Boat Holdings, Inc.(a)	5,256	118,996
Mattel, Inc.(a)	96,648	1,824,714
Peloton Interactive, Inc., Class A(a)(b)	99,764	607,563
Polaris, Inc.	14,640	1,387,433
Smith & Wesson Brands, Inc.	15,079	204,471
Sturm Ruger & Co., Inc.	4,154	188,799
Topgolf Callaway Brands Corp.(a)	38,251	548,519
Vista Outdoor, Inc.(a)	15,898	470,104
YETI Holdings, Inc.(a)	22,736	1,177,270
		11,217,638
Life Sciences Tools & Services — 1.4%
10X Genomics, Inc., Class A(a)	23,803	1,332,016
Adaptive Biotechnologies Corp.(a)	29,552	144,805
Agilent Technologies, Inc.	78,153	10,865,612
Avantor, Inc.(a)(b)	179,634	4,101,044
Azenta, Inc.(a)	16,775	1,092,723
BioLife Solutions, Inc.(a)	9,571	155,529
Bio-Rad Laboratories, Inc., Class A(a)	5,784	1,867,596
Bio-Techne Corp.	42,074	3,246,430
Bruker Corp.	29,128	2,140,325
Charles River Laboratories International, Inc.(a)	13,835	3,270,594
Codexis, Inc.(a)	16,710	50,965
CryoPort, Inc.(a)	10,139	157,053
Cytek Biosciences, Inc.(a)(b)	27,984	255,214
Danaher Corp.	176,636	40,862,972
Fortrea Holdings, Inc.(a)(b)	23,406	816,869
ICON PLC(a)	21,702	6,143,185
Illumina, Inc.(a)	42,496	5,917,143
IQVIA Holdings, Inc.(a)	48,963	11,329,059
Maravai LifeSciences Holdings, Inc., Class A(a)	29,963	196,258
MaxCyte, Inc.(a)	25,184	118,365
Medpace Holdings, Inc.(a)	6,121	1,876,270
Mesa Laboratories, Inc.	1,389	145,526
Mettler-Toledo International, Inc.(a)	5,795	7,029,103
NanoString Technologies, Inc.(a)	11,921	8,922
OmniAb, Inc.(a)(b)	19,187	118,384
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	1,502	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	1,502	—
Pacific Biosciences of California, Inc.(a)(b)	68,009	667,168

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
QIAGEN NV(a)	61,291	$ 2,661,868
Quanterix Corp.(a)	12,314	336,665
Quantum-Si, Inc., Class A(a)	35,122	70,595
Repligen Corp.(a)	14,697	2,642,521
Revvity, Inc.	33,337	3,644,067
Seer, Inc., Class A(a)	18,905	36,676
SomaLogic, Inc., Class A(a)	59,939	151,646
Sotera Health Co.(a)(b)	26,265	442,565
Thermo Fisher Scientific, Inc.	103,536	54,955,873
Waters Corp.(a)	15,535	5,114,588
West Pharmaceutical Services, Inc.	20,038	7,055,781
		181,021,975
Machinery — 2.0%
3D Systems Corp.(a)	31,171	197,936
AGCO Corp.	16,414	1,992,824
Alamo Group, Inc.	2,403	505,087
Albany International Corp., Class A	8,008	786,546
Allison Transmission Holdings, Inc.	24,621	1,431,711
Astec Industries, Inc.	6,001	223,237
Barnes Group, Inc.	12,440	405,917
Blue Bird Corp.(a)(b)	5,427	146,312
Caterpillar, Inc.	136,922	40,483,728
Chart Industries, Inc.(a)(b)	11,297	1,540,120
CNH Industrial NV	260,201	3,169,248
Columbus McKinnon Corp.	6,637	258,976
Commercial Vehicle Group, Inc.(a)	11,160	78,232
Crane Co.	12,679	1,497,897
Cummins, Inc.	37,941	9,089,525
Deere & Co.	71,350	28,530,725
Desktop Metal, Inc., Class A(a)(b)	62,826	47,182
Donaldson Co., Inc.	32,772	2,141,650
Douglas Dynamics, Inc.	5,490	162,943
Dover Corp.	37,393	5,751,417
Energy Recovery, Inc.(a)	14,927	281,225
Enerpac Tool Group Corp., Class A	15,911	494,673
Enpro, Inc.	6,060	949,844
Esab Corp.	15,171	1,314,112
ESCO Technologies, Inc.	6,645	777,664
Federal Signal Corp.	15,331	1,176,501
Flowserve Corp.	35,670	1,470,317
Fortive Corp.	94,405	6,951,040
Franklin Electric Co., Inc.	11,823	1,142,693
Gates Industrial Corp. PLC(a)	32,175	431,789
Gorman-Rupp Co. (The)	4,763	169,229
Graco, Inc.	44,434	3,855,094
Greenbrier Cos., Inc. (The)	8,401	371,156
Helios Technologies, Inc.	8,173	370,646
Hillenbrand, Inc.	19,028	910,490
Hillman Solutions Corp.(a)	46,583	429,029
Hyliion Holdings Corp., Class A(a)(b)	54,869	44,647
Hyster-Yale Materials Handling, Inc., Class A	2,696	167,664
IDEX Corp.	20,189	4,383,234
Illinois Tool Works, Inc.	80,577	21,106,339
Ingersoll Rand, Inc.	109,207	8,446,069
ITT, Inc.	22,103	2,637,330
John Bean Technologies Corp.	8,655	860,740
Kadant, Inc.(b)	3,335	934,834
Kennametal, Inc.	22,228	573,260
Lincoln Electric Holdings, Inc.	14,976	3,256,681
Lindsay Corp.	3,114	402,204
Luxfer Holdings PLC	7,296	65,226
Manitowoc Co., Inc. (The)(a)	9,234	154,116
Security	Shares	Value
Machinery (continued)
Microvast Holdings, Inc.(a)(b)	54,533	$ 76,346
Middleby Corp. (The)(a)(b)	14,451	2,126,754
Miller Industries, Inc.(b)	3,057	129,281
Mueller Industries, Inc.	31,030	1,463,065
Mueller Water Products, Inc., Class A	45,689	657,922
Nikola Corp.(a)(b)	160,562	140,460
Nordson Corp.	15,509	4,096,857
Omega Flex, Inc.	1,091	76,926
Oshkosh Corp.	17,952	1,946,176
Otis Worldwide Corp.	111,495	9,975,458
PACCAR, Inc.	137,042	13,382,151
Parker-Hannifin Corp.	34,169	15,741,658
Pentair PLC	44,318	3,222,362
Proto Labs, Inc.(a)	7,158	278,876
RBC Bearings, Inc.(a)	7,794	2,220,433
REV Group, Inc.	9,426	171,270
Shyft Group, Inc. (The)	8,937	109,210
Snap-on, Inc.	13,901	4,015,165
SPX Technologies, Inc.(a)	12,338	1,246,261
Standex International Corp.	3,109	492,403
Stanley Black & Decker, Inc.	40,909	4,013,173
Tennant Co.	4,641	430,174
Terex Corp.	18,027	1,035,831
Timken Co. (The)	16,737	1,341,471
Titan International, Inc.(a)	11,211	166,820
Toro Co. (The)	28,049	2,692,424
Trinity Industries, Inc.	20,226	537,809
Wabash National Corp.	12,602	322,863
Watts Water Technologies, Inc., Class A	7,042	1,467,130
Westinghouse Air Brake Technologies Corp.	47,416	6,017,090
Xylem, Inc.	63,468	7,258,201
		249,421,079
Marine Transportation — 0.0%
Costamare, Inc.	18,073	188,140
Eagle Bulk Shipping, Inc.	3,018	167,197
Genco Shipping & Trading Ltd.	9,082	150,670
Golden Ocean Group Ltd.	30,271	295,445
Kirby Corp.(a)	15,714	1,233,235
Matson, Inc.	9,403	1,030,569
Pangaea Logistics Solutions Ltd.	16,983	139,940
Safe Bulkers, Inc.	36,670	144,113
		3,349,309
Media — 0.8%
Advantage Solutions, Inc.(a)	38,573	139,634
AMC Networks, Inc., Class A(a)	7,657	143,875
Boston Omaha Corp., Class A(a)	4,961	78,037
Cable One, Inc.	1,455	809,838
Cardlytics, Inc.(a)(b)	12,304	113,320
Charter Communications, Inc., Class A(a)	27,108	10,536,337
Clear Channel Outdoor Holdings, Inc.(a)	99,006	180,191
Comcast Corp., Class A	1,071,450	46,983,083
Daily Journal Corp.(a)	396	134,965
DISH Network Corp., Class A(a)(b)	66,831	385,615
Entravision Communications Corp., Class A	23,514	98,053
EW Scripps Co. (The), Class A, NVS(a)(b)	13,740	109,783
Fox Corp., Class A, NVS	66,317	1,967,625
Fox Corp., Class B	37,161	1,027,502
Gannett Co., Inc.(a)	60,739	139,700
Gray Television, Inc.	21,581	193,366
iHeartMedia, Inc., Class A(a)	28,425	75,895
Integral Ad Science Holding Corp.(a)	10,130	145,771
Interpublic Group of Cos., Inc. (The)	104,724	3,418,191

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
John Wiley & Sons, Inc., Class A	8,534	$ 270,869
Liberty Broadband Corp., Class A(a)	4,132	333,205
Liberty Broadband Corp., Class C, NVS(a)	31,433	2,533,185
Liberty Media Corp. - Liberty SiriusXM, NVS(a)(b)	40,449	1,164,122
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	18,985	545,629
Magnite, Inc.(a)(b)	34,098	318,475
New York Times Co. (The), Class A	43,804	2,145,958
News Corp., Class A, NVS	104,080	2,555,164
News Corp., Class B	31,606	812,906
Nexstar Media Group, Inc., Class A	9,107	1,427,522
Omnicom Group, Inc.	53,158	4,598,699
Paramount Global, Class A(b)	4,199	82,552
Paramount Global, Class B, NVS	153,308	2,267,425
PubMatic, Inc., Class A(a)	11,396	185,869
Scholastic Corp., NVS	6,965	262,581
Sinclair, Inc., Class A	11,943	155,617
Sirius XM Holdings, Inc.(b)	168,003	918,976
Stagwell, Inc., Class A(a)	34,041	225,692
TechTarget, Inc.(a)	7,401	257,999
TEGNA, Inc.	56,041	857,427
Thryv Holdings, Inc.(a)	6,677	135,877
Trade Desk, Inc. (The), Class A(a)	118,083	8,497,253
WideOpenWest, Inc.(a)	14,889	60,300
		97,294,083
Metals & Mining — 0.6%
5E Advanced Materials, Inc.(a)(b)	10,863	15,317
Alcoa Corp.	48,795	1,659,030
Alpha Metallurgical Resources, Inc.	3,035	1,028,622
Arch Resources, Inc., Class A	5,003	830,198
ATI, Inc.(a)(b)	32,963	1,498,828
Caledonia Mining Corp. PLC	10,080	122,976
Carpenter Technology Corp.	13,426	950,561
Century Aluminum Co.(a)(b)	15,345	186,288
Cleveland-Cliffs, Inc.(a)	131,057	2,676,184
Coeur Mining, Inc.(a)	105,000	342,300
Commercial Metals Co.	31,823	1,592,423
Compass Minerals International, Inc.	9,038	228,842
Constellium SE(a)	30,598	610,736
Freeport-McMoRan, Inc.	382,233	16,271,659
Haynes International, Inc.	3,763	214,679
Hecla Mining Co.(b)	167,982	807,994
i-80 Gold Corp.(a)	51,415	90,490
Ivanhoe Electric, Inc.(a)	12,316	124,145
Kaiser Aluminum Corp.	4,365	310,744
Materion Corp.	5,034	655,074
MP Materials Corp., Class A(a)(b)	29,073	577,099
Newmont Corp.	308,691	12,776,721
Novagold Resources, Inc.(a)	65,738	245,860
Nucor Corp.	66,871	11,638,229
Olympic Steel, Inc.	2,540	169,418
Piedmont Lithium, Inc.(a)(b)	4,893	138,129
Ramaco Resources, Inc., Class A	11,373	195,388
Reliance Steel & Aluminum Co.	15,477	4,328,607
Royal Gold, Inc.	17,978	2,174,619
Ryerson Holding Corp.	9,049	313,819
Schnitzer Steel Industries, Inc., Class A	6,266	188,983
Southern Copper Corp.	22,225	1,912,906
SSR Mining, Inc.	53,314	573,659
Steel Dynamics, Inc.	41,761	4,931,974
SunCoke Energy, Inc.	26,414	283,686
TimkenSteel Corp.(a)(b)	10,085	236,493
Tredegar Corp.	11,456	61,977
Security	Shares	Value
Metals & Mining (continued)
United States Steel Corp.	59,489	$ 2,894,140
Warrior Met Coal, Inc.	14,612	890,894
Worthington Steel, Inc.(a)	7,830	220,023
		74,969,714
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AFC Gamma, Inc.	6,496	78,147
AGNC Investment Corp.	176,599	1,732,436
Annaly Capital Management, Inc.	131,417	2,545,547
Apollo Commercial Real Estate Finance, Inc.	41,299	484,850
Arbor Realty Trust, Inc.(b)	41,214	625,629
Ares Commercial Real Estate Corp.	11,143	115,442
ARMOUR Residential REIT, Inc.	9,852	190,341
Blackstone Mortgage Trust, Inc., Class A	47,808	1,016,876
BrightSpire Capital, Inc., Class A	40,820	303,701
Chicago Atlantic Real Estate Finance, Inc.	7,495	121,269
Chimera Investment Corp.	60,363	301,211
Claros Mortgage Trust, Inc.	23,581	321,409
Dynex Capital, Inc.	17,625	220,665
Ellington Financial, Inc.	19,693	250,298
Franklin BSP Realty Trust, Inc.	22,069	298,152
Granite Point Mortgage Trust, Inc.	16,078	95,503
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	26,561	732,552
Invesco Mortgage Capital, Inc.	8,734	77,383
KKR Real Estate Finance Trust, Inc.	16,028	212,051
Ladder Capital Corp., Class A	28,131	323,788
MFA Financial, Inc.	29,948	337,514
New York Mortgage Trust, Inc.	24,534	209,275
Orchid Island Capital, Inc.	11,964	100,857
PennyMac Mortgage Investment Trust	23,853	356,602
Ready Capital Corp.	38,826	397,967
Redwood Trust, Inc.	31,779	235,482
Rithm Capital Corp.	128,216	1,369,347
Starwood Property Trust, Inc.	76,570	1,609,501
TPG RE Finance Trust, Inc.	14,963	97,260
Two Harbors Investment Corp.	24,140	336,270
		15,097,325
Multi-Utilities — 0.6%
Ameren Corp.	70,236	5,080,872
Avista Corp.	18,176	649,610
Black Hills Corp.	17,647	952,056
CenterPoint Energy, Inc.	171,652	4,904,098
CMS Energy Corp.	77,894	4,523,305
Consolidated Edison, Inc.	93,718	8,525,527
Dominion Energy, Inc.	225,494	10,598,218
DTE Energy Co.	54,820	6,044,453
NiSource, Inc.	111,399	2,957,643
Northwestern Energy Group, Inc.	15,589	793,324
Public Service Enterprise Group, Inc.	133,681	8,174,593
Sempra	168,733	12,609,417
Unitil Corp.	3,437	180,683
WEC Energy Group, Inc.	84,265	7,092,585
		73,086,384
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	45,995	5,830,786
Boston Properties, Inc.	41,855	2,936,965
Brandywine Realty Trust	50,202	271,091
City Office REIT, Inc.	13,029	79,607
COPT Defense Properties	29,896	766,235
Cousins Properties, Inc.	39,978	973,464
Douglas Emmett, Inc.	44,532	645,714

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Office REITs (continued)
Easterly Government Properties, Inc.	25,636	$ 344,548
Equity Commonwealth	28,052	538,598
Highwoods Properties, Inc.	27,208	624,696
Hudson Pacific Properties, Inc.	40,648	378,433
JBG SMITH Properties	26,821	456,225
Kilroy Realty Corp.	31,178	1,242,132
NET Lease Office Properties	3,721	68,764
Office Properties Income Trust	12,770	93,476
Orion Office REIT, Inc.	14,476	82,803
Paramount Group, Inc.	47,173	243,884
Peakstone Realty Trust, Class E	7,340	146,286
Piedmont Office Realty Trust, Inc., Class A	34,072	242,252
Postal Realty Trust, Inc., Class A	3,878	56,464
SL Green Realty Corp.	16,914	764,005
Vornado Realty Trust	47,542	1,343,062
		18,129,490
Oil, Gas & Consumable Fuels — 3.5%
Amplify Energy Corp.(a)(b)	12,561	74,487
Antero Midstream Corp.	89,389	1,120,044
Antero Resources Corp.(a)	77,400	1,755,432
APA Corp.	82,592	2,963,401
Ardmore Shipping Corp.	13,368	188,355
Berry Corp.	23,091	162,330
California Resources Corp.	19,514	1,067,026
Callon Petroleum Co.(a)	16,297	528,023
Centrus Energy Corp., Class A(a)	3,256	177,159
Cheniere Energy, Inc.	64,483	11,007,893
Chesapeake Energy Corp.	33,771	2,598,341
Chevron Corp.	461,803	68,882,535
Chord Energy Corp.	11,247	1,869,589
Civitas Resources, Inc.	21,573	1,475,162
Clean Energy Fuels Corp.(a)	42,009	160,894
CNX Resources Corp.(a)	44,740	894,800
Comstock Resources, Inc.	22,514	199,249
ConocoPhillips	321,466	37,312,559
CONSOL Energy, Inc.	8,151	819,420
Coterra Energy, Inc.	201,584	5,144,424
Crescent Energy Co., Class A	21,061	278,216
CVR Energy, Inc.	7,571	229,401
Delek U.S. Holdings, Inc.	19,257	496,831
Devon Energy Corp.	170,791	7,736,832
DHT Holdings, Inc.	31,437	308,397
Diamondback Energy, Inc.	47,843	7,419,492
Dorian LPG Ltd.	9,491	416,370
DT Midstream, Inc.	25,208	1,381,398
Encore Energy Corp.(a)	43,708	171,772
Energy Fuels, Inc.(a)(b)	39,832	286,392
Enviva, Inc.	7,894	7,861
EOG Resources, Inc.	157,582	19,059,543
EQT Corp.	95,974	3,710,355
Equitrans Midstream Corp.	112,247	1,142,674
Evolution Petroleum Corp.	14,118	82,026
Excelerate Energy, Inc., Class A	4,889	75,584
Exxon Mobil Corp.	1,086,458	108,624,071
FLEX LNG Ltd.	7,277	211,470
Gevo, Inc.(a)(b)	53,437	61,987
Golar LNG Ltd.	25,360	583,026
Green Plains, Inc.(a)	9,494	239,439
Gulfport Energy Corp.(a)	2,959	394,139
Hallador Energy Co.(a)	10,156	89,779
Hess Corp.	74,710	10,770,194
HF Sinclair Corp.	38,489	2,138,834
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
International Seaways, Inc.	10,742	$ 488,546
Kinder Morgan, Inc.	522,127	9,210,320
Kinetik Holdings, Inc., Class A	4,923	164,428
Kosmos Energy Ltd.(a)	124,746	837,046
Magnolia Oil & Gas Corp., Class A	48,534	1,033,289
Marathon Oil Corp.	162,576	3,927,836
Marathon Petroleum Corp.	102,140	15,153,490
Matador Resources Co.	30,149	1,714,272
Murphy Oil Corp.	38,169	1,628,290
New Fortress Energy, Inc., Class A(b)	18,630	702,910
NextDecade Corp.(a)(b)	14,097	67,243
Nordic American Tankers Ltd.	51,748	217,342
Northern Oil & Gas, Inc.	24,507	908,474
Occidental Petroleum Corp.	184,933	11,042,349
ONEOK, Inc.	156,536	10,991,958
Overseas Shipholding Group, Inc., Class A(b)	27,054	142,575
Ovintiv, Inc.	68,685	3,016,645
Par Pacific Holdings, Inc.(a)	16,224	590,067
PBF Energy, Inc., Class A	31,489	1,384,256
Peabody Energy Corp.	30,665	745,773
Permian Resources Corp., Class A	105,333	1,432,529
PetroCorp Escrow(a)(c)	1,248	—
Phillips 66	118,861	15,825,154
Pioneer Natural Resources Co.	62,465	14,047,129
Range Resources Corp.	62,612	1,905,909
REX American Resources Corp.(a)	4,614	218,242
Riley Exploration Permian, Inc.	3,322	90,491
Ring Energy, Inc.(a)(b)	50,228	73,333
Scorpio Tankers, Inc.	12,848	781,158
SFL Corp. Ltd.	35,293	398,105
SilverBow Resources, Inc.(a)(b)	7,472	217,286
Sitio Royalties Corp., Class A	19,223	451,933
SM Energy Co.	32,018	1,239,737
Southwestern Energy Co.(a)	296,925	1,944,859
Talos Energy, Inc.(a)(b)	29,513	419,970
Targa Resources Corp.	59,390	5,159,209
Teekay Corp.(a)	22,070	157,800
Teekay Tankers Ltd., Class A	6,434	321,507
Tellurian, Inc.(a)(b)	140,041	105,815
Texas Pacific Land Corp.	1,661	2,611,839
Uranium Energy Corp.(a)	105,517	675,309
VAALCO Energy, Inc.	28,023	125,823
Valero Energy Corp.	91,355	11,876,150
Vertex Energy, Inc.(a)(b)	15,878	53,826
Vital Energy, Inc.(a)(b)	4,690	213,348
Vitesse Energy, Inc.	6,393	139,943
W&T Offshore, Inc.	33,293	108,535
Williams Cos., Inc. (The)	326,910	11,386,275
World Kinect Corp.	17,778	404,983
		440,670,512
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	4,538	163,913
Louisiana-Pacific Corp.	18,422	1,304,830
Sylvamo Corp.	9,419	462,567
		1,931,310
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	32,746	1,279,386
Allegiant Travel Co.	3,683	304,253
American Airlines Group, Inc.(a)	175,167	2,406,794
Blade Air Mobility, Inc., Class A(a)	23,519	83,022
Delta Air Lines, Inc.	171,178	6,886,491
Frontier Group Holdings, Inc.(a)(b)	9,855	53,808

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Passenger Airlines (continued)
Hawaiian Holdings, Inc.(a)	14,275	$ 202,705
JetBlue Airways Corp.(a)	82,103	455,672
Joby Aviation, Inc.(a)(b)	70,086	466,072
SkyWest, Inc.(a)	11,393	594,715
Southwest Airlines Co.	161,695	4,669,752
Spirit Airlines, Inc.	26,710	437,777
Sun Country Airlines Holdings, Inc.(a)(b)	12,147	191,072
United Airlines Holdings, Inc.(a)	86,696	3,577,077
		21,608,596
Personal Care Products — 0.2%
Beauty Health Co. (The), Class A(a)(b)	24,241	75,389
BellRing Brands, Inc.(a)	35,651	1,976,135
Coty, Inc., Class A(a)(b)	99,222	1,232,337
Edgewell Personal Care Co.	15,193	556,520
elf Beauty, Inc.(a)	14,378	2,075,321
Estee Lauder Cos., Inc. (The), Class A	61,518	8,997,007
Herbalife Ltd.(a)(b)	28,460	434,300
Inter Parfums, Inc.	5,056	728,115
Kenvue, Inc.	464,521	10,001,137
Medifast, Inc.	3,208	215,642
Nu Skin Enterprises, Inc., Class A	11,915	231,389
Olaplex Holdings, Inc.(a)	34,699	88,135
USANA Health Sciences, Inc.(a)	3,632	194,675
Waldencast PLC, Class A(a)(b)	11,589	126,784
		26,932,886
Pharmaceuticals — 3.4%
Aclaris Therapeutics, Inc.(a)(b)	17,942	18,839
Amneal Pharmaceuticals, Inc., Class A(a)	28,313	171,860
Amphastar Pharmaceuticals, Inc.(a)(b)	10,512	650,167
Amylyx Pharmaceuticals, Inc.(a)	13,707	201,767
ANI Pharmaceuticals, Inc.(a)	3,208	176,889
Arvinas, Inc.(a)	11,687	481,037
Assertio Holdings, Inc.(a)(b)	17,985	19,244
Atea Pharmaceuticals, Inc.(a)	18,297	55,806
Axsome Therapeutics, Inc.(a)(b)	10,008	796,537
Bristol-Myers Squibb Co.	545,717	28,000,739
Cara Therapeutics, Inc.(a)	12,379	9,198
Cassava Sciences, Inc.(a)(b)	10,012	225,370
Catalent, Inc.(a)(b)	47,599	2,138,623
Collegium Pharmaceutical, Inc.(a)(b)	9,356	287,978
Corcept Therapeutics, Inc.(a)	23,101	750,320
CorMedix, Inc.(a)(b)	22,506	84,623
Cymabay Therapeutics, Inc.(a)(b)	31,637	747,266
Edgewise Therapeutics, Inc.(a)(b)	12,561	137,417
Elanco Animal Health, Inc.(a)(b)	130,430	1,943,407
Eli Lilly & Co.	227,130	132,398,620
Enliven Therapeutics, Inc.(a)(b)	6,161	85,268
Evolus, Inc.(a)	11,608	122,232
EyePoint Pharmaceuticals, Inc.(a)	11,286	260,819
Harmony Biosciences Holdings, Inc.(a)	7,417	239,569
Harrow, Inc.(a)(b)	6,866	76,899
Innoviva, Inc.(a)(b)	18,600	298,344
Intra-Cellular Therapies, Inc.(a)	24,500	1,754,690
Jazz Pharmaceuticals PLC(a)	16,518	2,031,714
Johnson & Johnson	646,811	101,381,156
Ligand Pharmaceuticals, Inc.(a)	3,919	279,895
Liquidia Corp.(a)(b)	8,824	106,153
Marinus Pharmaceuticals, Inc.(a)	13,139	142,821
Merck & Co., Inc.	681,716	74,320,678
NGM Biopharmaceuticals, Inc.(a)	20,533	17,638
Nuvation Bio, Inc., Class A(a)	46,673	70,476
Ocular Therapeutix, Inc.(a)	27,319	121,843
Security	Shares	Value
Pharmaceuticals (continued)
Omeros Corp.(a)(b)	19,487	$ 63,723
Organon & Co.	68,542	988,376
Pacira BioSciences, Inc.(a)	11,864	400,291
Perrigo Co. PLC	37,105	1,194,039
Pfizer, Inc.	1,516,461	43,658,912
Phathom Pharmaceuticals, Inc.(a)(b)	9,168	83,704
Phibro Animal Health Corp., Class A	3,831	44,363
Pliant Therapeutics, Inc.(a)(b)	14,902	269,875
Prestige Consumer Healthcare, Inc.(a)	13,689	838,041
Revance Therapeutics, Inc.(a)	22,359	196,536
Royalty Pharma PLC, Class A	98,210	2,758,719
Scilex Holding Co. (Acquired 01/13/23, Cost $96,475)(a)(e)	19,104	37,965
scPharmaceuticals, Inc.(a)(b)	10,938	68,581
SIGA Technologies, Inc.	12,170	68,152
Supernus Pharmaceuticals, Inc.(a)(b)	13,158	380,793
Taro Pharmaceutical Industries Ltd.(a)	2,805	117,193
Tarsus Pharmaceuticals, Inc.(a)(b)	9,749	197,417
Terns Pharmaceuticals, Inc.(a)	11,300	73,337
Theravance Biopharma, Inc.(a)	15,458	173,748
Ventyx Biosciences, Inc.(a)	12,352	30,509
Viatris, Inc.	321,168	3,478,249
WaVe Life Sciences Ltd.(a)	31,172	157,419
Xeris Biopharma Holdings, Inc.(a)	25,152	59,107
Zoetis, Inc., Class A	123,969	24,467,762
		430,412,713
Professional Services — 1.0%
Alight, Inc., Class A(a)(b)	102,120	871,084
ASGN, Inc.(a)	13,363	1,285,120
Asure Software, Inc.(a)(b)	3,436	32,711
Automatic Data Processing, Inc.	111,174	25,900,207
Barrett Business Services, Inc.	1,749	202,534
Booz Allen Hamilton Holding Corp., Class A	34,513	4,414,558
Broadridge Financial Solutions, Inc.	31,537	6,488,738
CACI International, Inc., Class A(a)	6,089	1,971,983
CBIZ, Inc.(a)	13,622	852,601
Ceridian HCM Holding, Inc.(a)(b)	39,262	2,635,265
Clarivate PLC(a)(b)	123,608	1,144,610
Concentrix Corp.	11,224	1,102,309
Conduent, Inc.(a)	41,314	150,796
CRA International, Inc.	1,741	172,098
CSG Systems International, Inc.	8,117	431,906
Dun & Bradstreet Holdings, Inc.	67,998	795,577
Equifax, Inc.	32,505	8,038,161
ExlService Holdings, Inc.(a)	43,793	1,351,014
Exponent, Inc.	13,454	1,184,490
First Advantage Corp.	15,117	250,489
Forrester Research, Inc.(a)	3,647	97,776
Franklin Covey Co.(a)	4,393	191,227
FTI Consulting, Inc.(a)	8,743	1,741,168
Genpact Ltd.	47,346	1,643,380
Heidrick & Struggles International, Inc.	4,475	132,147
HireRight Holdings Corp.(a)	8,476	114,002
Huron Consulting Group, Inc.(a)	4,711	484,291
ICF International, Inc.	4,875	653,689
Innodata, Inc.(a)	8,559	69,670
Insperity, Inc.	9,446	1,107,260
Jacobs Solutions, Inc.	33,546	4,354,271
KBR, Inc.	36,572	2,026,454
Kelly Services, Inc., Class A, NVS	10,127	218,946
Kforce, Inc.	5,077	343,002
Korn Ferry	14,210	843,363

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
Legalzoom.com, Inc.(a)	36,159	$ 408,597
Leidos Holdings, Inc.	37,032	4,008,344
ManpowerGroup, Inc.	13,961	1,109,481
Maximus, Inc.	16,496	1,383,355
NV5 Global, Inc.(a)	3,698	410,922
Parsons Corp.(a)	10,895	683,225
Paychex, Inc.	86,242	10,272,285
Paycom Software, Inc.	13,992	2,892,426
Paycor HCM, Inc.(a)(b)	17,072	368,584
Paylocity Holding Corp.(a)	11,176	1,842,364
Planet Labs PBC, Class A(a)(b)	45,002	111,155
Resources Connection, Inc.	10,751	152,342
Robert Half, Inc.	28,447	2,501,060
Science Applications International Corp.	14,653	1,821,661
SS&C Technologies Holdings, Inc.	57,122	3,490,725
Sterling Check Corp.(a)(b)	5,947	82,782
TransUnion	52,138	3,582,402
TriNet Group, Inc.(a)(b)	8,535	1,015,068
TrueBlue, Inc.(a)	10,031	153,875
TTEC Holdings, Inc.	4,681	101,437
Upwork, Inc.(a)	30,548	454,249
Verisk Analytics, Inc.	37,978	9,071,425
Verra Mobility Corp., Class A(a)	37,361	860,424
Willdan Group, Inc.(a)	5,717	122,915
		120,198,000
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)	31,647	256,657
CBRE Group, Inc., Class A(a)	81,143	7,553,602
Compass, Inc., Class A(a)(b)	75,174	282,654
CoStar Group, Inc.(a)	108,717	9,500,779
Cushman & Wakefield PLC(a)	40,265	434,862
DigitalBridge Group, Inc., Class A	42,080	738,083
Douglas Elliman, Inc.	27,003	79,659
eXp World Holdings, Inc.(b)	16,291	252,836
Forestar Group, Inc.(a)	6,622	218,990
FRP Holdings, Inc.(a)	2,530	159,086
Howard Hughes Holdings, Inc.(a)(b)	9,716	831,204
Jones Lang LaSalle, Inc.(a)	12,769	2,411,681
Kennedy-Wilson Holdings, Inc.	31,823	393,969
Marcus & Millichap, Inc.	5,911	258,193
Newmark Group, Inc., Class A	41,819	458,336
Opendoor Technologies, Inc.(a)(b)	147,487	660,742
Redfin Corp.(a)	27,151	280,198
REX Holdings, Inc., Class A	5,462	72,808
RMR Group, Inc. (The), Class A	4,154	117,267
St. Joe Co. (The)	8,449	508,461
Star Holdings(a)	2,423	36,297
Tejon Ranch Co.(a)	8,474	145,753
Zillow Group, Inc., Class A(a)(b)	15,944	904,344
Zillow Group, Inc., Class C, NVS(a)	42,376	2,451,875
		29,008,336
Residential REITs — 0.4%
American Homes 4 Rent, Class A	88,641	3,187,530
Apartment Income REIT Corp.	40,872	1,419,485
Apartment Investment & Management Co., Class A(a)	40,458	316,786
AvalonBay Communities, Inc.	38,199	7,151,617
Camden Property Trust	27,781	2,758,376
Centerspace	4,682	272,492
Elme Communities	24,044	351,042
Equity LifeStyle Properties, Inc.	47,007	3,315,874
Equity Residential	100,217	6,129,272
Security	Shares	Value
Residential REITs (continued)
Essex Property Trust, Inc.	17,288	$ 4,286,387
Independence Realty Trust, Inc.	58,144	889,603
Invitation Homes, Inc.	163,991	5,593,733
Mid-America Apartment Communities, Inc.	31,187	4,193,404
NexPoint Residential Trust, Inc.	6,229	214,464
Sun Communities, Inc.	33,269	4,446,402
UDR, Inc.	88,577	3,391,613
UMH Properties, Inc.	15,614	239,206
Veris Residential, Inc.	24,261	381,626
		48,538,912
Retail REITs — 0.4%
Acadia Realty Trust	25,185	427,893
Agree Realty Corp.	27,102	1,706,071
Alexander’s, Inc.	559	119,386
Brixmor Property Group, Inc.	80,530	1,873,933
CBL & Associates Properties, Inc.	9,010	220,024
Federal Realty Investment Trust	21,253	2,190,122
Getty Realty Corp.	11,896	347,601
InvenTrust Properties Corp.	18,601	471,349
Kimco Realty Corp.	162,074	3,453,797
Kite Realty Group Trust	55,587	1,270,719
Macerich Co. (The)	58,409	901,251
NETSTREIT Corp.	16,020	285,957
NNN REIT, Inc.	48,942	2,109,400
Phillips Edison & Co., Inc.	29,979	1,093,634
Realty Income Corp.	194,940	11,193,455
Regency Centers Corp.	48,419	3,244,073
Retail Opportunity Investments Corp.	29,152	409,002
RPT Realty	19,627	251,814
Saul Centers, Inc.	3,210	126,057
Simon Property Group, Inc.	87,389	12,465,167
SITE Centers Corp.	48,348	658,983
Spirit Realty Capital, Inc.	37,927	1,657,031
Tanger, Inc.	29,064	805,654
Urban Edge Properties	30,351	555,423
Whitestone REIT	15,813	194,342
		48,032,138
Semiconductors & Semiconductor Equipment — 7.1%
ACM Research, Inc., Class A(a)(b)	16,048	313,578
Advanced Micro Devices, Inc.(a)	430,189	63,414,161
Aehr Test Systems(a)(b)	6,819	180,908
Allegro MicroSystems, Inc.(a)	19,334	585,240
Alpha & Omega Semiconductor Ltd.(a)	6,403	166,862
Ambarella, Inc.(a)	9,293	569,568
Amkor Technology, Inc.	29,124	968,955
Analog Devices, Inc.	134,064	26,619,748
Applied Materials, Inc.	224,169	36,331,070
Axcelis Technologies, Inc.(a)	8,866	1,149,832
Broadcom, Inc.	115,709	129,160,171
CEVA, Inc.(a)	5,681	129,016
Cirrus Logic, Inc.(a)	14,389	1,197,021
Cohu, Inc.(a)	11,138	394,174
Credo Technology Group Holding Ltd.(a)	29,085	566,285
Diodes, Inc.(a)	12,181	980,814
Enphase Energy, Inc.(a)	36,077	4,767,215
Entegris, Inc.(b)	40,024	4,795,676
First Solar, Inc.(a)	28,540	4,916,871
FormFactor, Inc.(a)	20,483	854,346
GLOBALFOUNDRIES, Inc.(a)(b)	20,879	1,265,267
Ichor Holdings Ltd.(a)	7,349	247,147
Impinj, Inc.(a)(b)	5,716	514,611
indie Semiconductor, Inc., Class A(a)	32,904	266,851

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	1,132,511	$ 56,908,678
inTEST Corp.(a)	4,475	60,860
KLA Corp.	36,769	21,373,820
Kulicke & Soffa Industries, Inc.	15,131	827,968
Lam Research Corp.	35,270	27,625,580
Lattice Semiconductor Corp.(a)(b)	36,701	2,532,002
MACOM Technology Solutions Holdings, Inc.(a)	14,670	1,363,577
Marvell Technology, Inc.	228,574	13,785,298
Maxeon Solar Technologies Ltd.(a)	6,654	47,709
MaxLinear, Inc.(a)	18,820	447,351
Microchip Technology, Inc.	144,810	13,058,966
Micron Technology, Inc.	294,202	25,107,199
MKS Instruments, Inc.	17,660	1,816,684
Monolithic Power Systems, Inc.	12,396	7,819,149
Navitas Semiconductor Corp.(a)	26,924	217,277
NVE Corp.	1,254	98,351
NVIDIA Corp.	637,720	315,811,698
ON Semiconductor Corp.(a)	115,587	9,654,982
Onto Innovation, Inc.(a)	12,709	1,943,206
PDF Solutions, Inc.(a)	7,574	243,428
Photronics, Inc.(a)	16,299	511,300
Power Integrations, Inc.	15,691	1,288,388
Qorvo, Inc.(a)	26,208	2,951,283
QUALCOMM, Inc.	299,413	43,304,102
Rambus, Inc.(a)	29,358	2,003,684
Semtech Corp.(a)	17,088	374,398
Silicon Laboratories, Inc.(a)	8,397	1,110,671
SiTime Corp.(a)	4,317	527,019
Skyworks Solutions, Inc.	42,268	4,751,769
SMART Global Holdings, Inc.(a)	14,161	268,068
Synaptics, Inc.(a)	10,293	1,174,225
Teradyne, Inc.	41,005	4,449,863
Texas Instruments, Inc.	243,625	41,528,318
Ultra Clean Holdings, Inc.(a)	11,541	394,010
Universal Display Corp.	12,666	2,422,499
Veeco Instruments, Inc.(a)	15,248	473,145
Wolfspeed, Inc.(a)	32,744	1,424,691
		890,056,603
Software — 10.6%
8x8, Inc.(a)(b)	28,207	106,622
A10 Networks, Inc.	14,972	197,181
ACI Worldwide, Inc.(a)(b)	27,665	846,549
Adeia, Inc.	28,129	348,518
Adobe, Inc.(a)(b)	122,975	73,366,885
Agilysys, Inc.(a)	5,012	425,118
Alarm.com Holdings, Inc.(a)	12,252	791,724
Alkami Technology, Inc.(a)	12,646	306,665
Altair Engineering, Inc., Class A(a)(b)	14,054	1,182,644
Alteryx, Inc., Class A(a)(b)	15,571	734,328
American Software, Inc., Class A	8,843	99,926
Amplitude, Inc., Class A(a)	17,276	219,751
ANSYS, Inc.(a)	23,300	8,455,104
Appfolio, Inc., Class A(a)	5,476	948,662
Appian Corp., Class A(a)	10,345	389,593
AppLovin Corp., Class A(a)	56,210	2,239,968
Asana, Inc., Class A(a)(b)	19,762	375,676
Aspen Technology, Inc.(a)	7,685	1,691,853
Atlassian Corp., Class A(a)	41,714	9,922,092
Aurora Innovation, Inc., Class A(a)(b)	80,245	350,671
Autodesk, Inc.(a)	57,772	14,066,327
AvePoint, Inc., Class A(a)	39,384	323,343
Bentley Systems, Inc., Class B	51,149	2,668,955
Security	Shares	Value
Software (continued)
BILL Holdings, Inc.(a)(b)	27,041	$ 2,206,275
Bit Digital, Inc.(a)(b)	25,525	107,971
Blackbaud, Inc.(a)	11,333	982,571
BlackLine, Inc.(a)	14,936	932,604
Box, Inc., Class A(a)	37,566	962,065
Braze, Inc., Class A(a)	13,901	738,560
C3.ai, Inc., Class A(a)(b)	21,703	623,093
Cadence Design Systems, Inc.(a)	72,462	19,736,475
CCC Intelligent Solutions Holdings, Inc.(a)(b)	56,723	646,075
Cerence, Inc.(a)	9,966	195,932
Cleanspark, Inc.(a)	44,726	493,328
Clear Secure, Inc., Class A	22,002	454,341
CommVault Systems, Inc.(a)	11,189	893,442
Confluent, Inc., Class A(a)(b)	49,259	1,152,661
Consensus Cloud Solutions, Inc.(a)	5,696	149,292
Crowdstrike Holdings, Inc., Class A(a)	57,434	14,664,049
CS Disco, Inc.(a)	9,745	73,965
Datadog, Inc., Class A(a)(b)	72,770	8,832,823
Digimarc Corp.(a)	5,320	192,158
Digital Turbine, Inc.(a)	22,699	155,715
DocuSign, Inc.(a)	53,314	3,169,517
Dolby Laboratories, Inc., Class A	15,559	1,340,875
Domo, Inc., Class B(a)	6,923	71,238
DoubleVerify Holdings, Inc.(a)	37,092	1,364,244
Dropbox, Inc., Class A(a)	70,317	2,072,945
Dynatrace, Inc.(a)	64,337	3,518,590
E2open Parent Holdings, Inc., Class A(a)(b)	54,063	237,337
Elastic NV(a)	21,362	2,407,497
Enfusion, Inc., Class A(a)(b)	8,096	78,531
EngageSmart, Inc.(a)(b)	11,630	266,327
Envestnet, Inc.(a)	14,382	712,197
Everbridge, Inc.(a)	9,670	235,078
EverCommerce, Inc.(a)(b)	11,387	125,599
Expensify, Inc., Class A(a)	14,572	35,993
Fair Isaac Corp.(a)	6,517	7,585,853
Five9, Inc.(a)	19,466	1,531,780
Fortinet, Inc.(a)(b)	176,791	10,347,577
Freshworks, Inc., Class A(a)	42,771	1,004,691
Gen Digital, Inc.	146,929	3,352,920
Gitlab, Inc., Class A(a)	23,468	1,477,545
Guidewire Software, Inc.(a)	21,901	2,388,085
HashiCorp, Inc., Class A(a)	24,711	584,168
HubSpot, Inc.(a)(b)	12,346	7,167,347
Informatica, Inc., Class A(a)(b)	13,397	380,341
Instructure Holdings, Inc.(a)	5,230	141,262
Intapp, Inc.(a)(b)	7,282	276,862
InterDigital, Inc.	7,607	825,664
Intuit, Inc.	73,315	45,824,074
Jamf Holding Corp.(a)(b)	18,036	325,730
LivePerson, Inc.(a)	16,592	62,884
LiveRamp Holdings, Inc.(a)	16,733	633,846
Manhattan Associates, Inc.(a)	16,568	3,567,422
Marathon Digital Holdings, Inc.(a)(b)	56,782	1,333,809
Matterport, Inc., Class A(a)	65,575	176,397
MeridianLink, Inc.(a)(b)	6,070	150,354
Microsoft Corp.	1,997,422	751,110,569
MicroStrategy, Inc., Class A(a)(b)	3,262	2,060,344
Mitek Systems, Inc.(a)(b)	10,999	143,427
Model N, Inc.(a)(b)	9,671	260,440
N-able, Inc.(a)	18,025	238,831
nCino, Inc.(a)(b)	20,450	687,733
NCR Voyix Corp.(a)(b)	33,817	571,845

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
NextNav, Inc.(a)(b)	22,997	$ 102,337
Nutanix, Inc., Class A(a)	65,352	3,116,637
Olo, Inc., Class A(a)	26,834	153,490
ON24, Inc.	15,196	119,744
OneSpan, Inc.(a)(b)	11,029	118,231
Oracle Corp.	414,063	43,654,662
PagerDuty, Inc.(a)(b)	26,777	619,888
Palantir Technologies, Inc., Class A(a)	512,484	8,799,350
Palo Alto Networks, Inc.(a)(b)	80,728	23,805,073
Pegasystems, Inc.	11,015	538,193
PowerSchool Holdings, Inc., Class A(a)(b)	16,403	386,455
Procore Technologies, Inc.(a)	20,890	1,446,006
Progress Software Corp.	11,784	639,871
PROS Holdings, Inc.(a)	11,829	458,847
PTC, Inc.(a)	30,561	5,346,953
Q2 Holdings, Inc.(a)(b)	14,846	644,465
Qualys, Inc.(a)	10,030	1,968,688
Rapid7, Inc.(a)(b)	15,233	869,804
Rimini Street, Inc.(a)(b)	25,332	82,836
RingCentral, Inc., Class A(a)	24,505	831,945
Riot Platforms, Inc.(a)(b)	48,560	751,223
Roper Technologies, Inc.	28,347	15,453,934
Salesforce, Inc.(a)	254,029	66,845,191
Sapiens International Corp. NV	6,902	199,744
SEMrush Holdings, Inc., Class A(a)	12,240	167,198
SentinelOne, Inc., Class A(a)	61,559	1,689,179
ServiceNow, Inc.(a)	54,634	38,598,375
Smartsheet, Inc., Class A(a)	34,570	1,653,137
SolarWinds Corp.(a)	12,335	154,064
SoundHound AI, Inc., Class A(a)(b)	36,929	78,289
SoundThinking, Inc.(a)	2,889	73,785
Splunk, Inc.(a)	41,840	6,374,324
Sprinklr, Inc., Class A(a)	30,867	371,639
Sprout Social, Inc., Class A(a)(b)	11,666	716,759
SPS Commerce, Inc.(a)	9,857	1,910,681
Synopsys, Inc.(a)	40,849	21,033,559
Tenable Holdings, Inc.(a)(b)	31,458	1,448,955
Teradata Corp.(a)	26,393	1,148,359
Terawulf, Inc.(a)(b)	67,392	161,741
Tyler Technologies, Inc.(a)	11,097	4,639,878
UiPath, Inc., Class A(a)	100,299	2,491,427
Unity Software, Inc.(a)(b)	76,841	3,142,028
Varonis Systems, Inc.(a)	30,326	1,373,161
Verint Systems, Inc.(a)	17,834	482,053
Weave Communications, Inc.(a)	13,458	154,363
Workday, Inc., Class A(a)	54,014	14,911,105
Workiva, Inc., Class A(a)	13,112	1,331,261
Xperi, Inc.(a)	12,445	137,144
Yext, Inc.(a)	25,618	150,890
Zeta Global Holdings Corp., Class A(a)	30,822	271,850
Zoom Video Communications, Inc., Class A(a)	68,878	4,953,017
Zscaler, Inc.(a)	23,807	5,274,679
Zuora, Inc., Class A(a)	29,557	277,836
		1,326,223,621
Specialized REITs — 1.1%
American Tower Corp.	124,902	26,963,844
Crown Castle, Inc.	116,368	13,404,430
CubeSmart	58,934	2,731,591
Digital Realty Trust, Inc.	81,275	10,937,990
EPR Properties	20,747	1,005,192
Equinix, Inc.	25,043	20,169,382
Extra Space Storage, Inc.	55,696	8,929,740
Security	Shares	Value
Specialized REITs (continued)
Farmland Partners, Inc.	10,286	$ 128,369
Four Corners Property Trust, Inc.	22,301	564,215
Gaming & Leisure Properties, Inc.	68,435	3,377,267
Gladstone Land Corp.	9,294	134,298
Iron Mountain, Inc.	77,985	5,457,390
Lamar Advertising Co., Class A	23,390	2,485,889
National Storage Affiliates Trust	22,621	938,093
Outfront Media, Inc.	39,131	546,269
PotlatchDeltic Corp.	21,735	1,067,189
Public Storage	41,803	12,749,915
Rayonier, Inc.	37,901	1,266,272
Safehold, Inc.(a)	14,542	340,283
SBA Communications Corp., Class A	28,590	7,252,997
Uniti Group, Inc.	61,863	357,568
VICI Properties, Inc.	278,261	8,870,961
Weyerhaeuser Co.	196,774	6,841,832
		136,520,976
Specialty Retail — 2.1%
1-800-Flowers.com, Inc., Class A(a)(b)	10,764	116,036
Aaron’s Co., Inc. (The)	9,881	107,505
Abercrombie & Fitch Co., Class A(a)	12,835	1,132,304
Academy Sports & Outdoors, Inc.	20,218	1,334,388
Advance Auto Parts, Inc.	15,643	954,692
American Eagle Outfitters, Inc.	48,747	1,031,486
America’s Car-Mart, Inc.(a)(b)	1,962	148,661
Arko Corp., Class A	20,917	172,565
Asbury Automotive Group, Inc.(a)	5,438	1,223,387
AutoNation, Inc.(a)(b)	8,109	1,217,810
AutoZone, Inc.(a)(b)	4,734	12,240,278
Bath & Body Works, Inc.	61,473	2,653,175
Best Buy Co., Inc.	52,119	4,079,875
Beyond, Inc.(a)(b)	11,597	321,121
Boot Barn Holdings, Inc.(a)	8,209	630,123
Buckle, Inc. (The)	6,822	324,181
Build-A-Bear Workshop, Inc.	4,282	98,443
Burlington Stores, Inc.(a)	17,097	3,325,025
Caleres, Inc.	10,726	329,610
Camping World Holdings, Inc., Class A	10,951	287,573
CarMax, Inc.(a)(b)	43,002	3,299,973
CarParts.com, Inc.(a)	21,853	69,055
Carvana Co., Class A(a)(b)	25,274	1,338,006
Chico’s FAS, Inc.(a)	33,537	254,210
Children’s Place, Inc. (The)(a)	3,257	75,628
Designer Brands, Inc., Class A	17,793	157,468
Destination XL Group, Inc.(a)	15,366	67,610
Dick’s Sporting Goods, Inc.	16,004	2,351,788
EVgo, Inc., Class A(a)(b)	20,787	74,417
Five Below, Inc.(a)	14,681	3,129,402
Floor & Decor Holdings, Inc., Class A(a)(b)	27,952	3,118,325
Foot Locker, Inc.	20,892	650,786
GameStop Corp., Class A(a)(b)	71,494	1,253,290
Gap, Inc. (The)	53,447	1,117,577
Genesco, Inc.(a)(b)	3,208	112,954
Group 1 Automotive, Inc.	3,758	1,145,213
GrowGeneration Corp.(a)	28,177	70,724
Guess?, Inc.	9,599	221,353
Haverty Furniture Cos., Inc.	4,607	163,548
Hibbett, Inc.	4,211	303,276
Home Depot, Inc. (The)	268,423	93,021,991
Leslie’s, Inc.(a)	41,990	290,151
Lithia Motors, Inc., Class A	7,081	2,331,632
Lowe’s Cos., Inc.	154,920	34,477,446

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
MarineMax, Inc.(a)	5,442	$ 211,694
Monro, Inc.	8,449	247,894
Murphy U.S.A., Inc.	5,238	1,867,661
National Vision Holdings, Inc.(a)	20,747	434,235
ODP Corp. (The)(a)	9,047	509,346
OneWater Marine, Inc., Class A(a)	3,390	114,548
O’Reilly Automotive, Inc.(a)(b)	15,776	14,988,462
Penske Automotive Group, Inc.(b)	5,346	858,086
Petco Health & Wellness Co., Inc.(a)	23,508	74,285
PetMed Express, Inc.	5,737	43,372
Revolve Group, Inc., Class A(a)(b)	9,768	161,953
RH(a)(b)	4,186	1,220,135
Ross Stores, Inc.	90,350	12,503,536
Sally Beauty Holdings, Inc.(a)	27,859	369,968
Shoe Carnival, Inc.	5,555	167,817
Signet Jewelers Ltd.	11,792	1,264,810
Sleep Number Corp.(a)	5,806	86,103
Sonic Automotive, Inc., Class A	3,351	188,360
Sportsman’s Warehouse Holdings, Inc.(a)	13,384	57,016
Stitch Fix, Inc., Class A(a)	26,389	94,209
ThredUp, Inc., Class A(a)	29,606	66,613
TJX Cos., Inc. (The)	309,517	29,035,790
Tractor Supply Co.	29,575	6,359,512
Ulta Beauty, Inc.(a)	13,117	6,427,199
Upbound Group, Inc.	12,668	430,332
Urban Outfitters, Inc.(a)	18,901	674,577
Valvoline, Inc.(a)	37,222	1,398,803
Victoria’s Secret & Co.(a)(b)	21,293	565,116
Warby Parker, Inc., Class A(a)	25,971	366,191
Wayfair, Inc., Class A(a)(b)	21,916	1,352,217
Williams-Sonoma, Inc.	16,943	3,418,759
Winmark Corp.	778	324,854
Zumiez, Inc.(a)	5,426	110,365
		266,817,879
Technology Hardware, Storage & Peripherals — 6.3%
Apple Inc.	3,957,794	761,994,079
Corsair Gaming, Inc.(a)	10,258	144,638
Eastman Kodak Co.(a)	20,119	78,464
Hewlett Packard Enterprise Co.	346,379	5,881,515
HP, Inc.	230,100	6,923,709
Immersion Corp.	5,039	35,575
IonQ, Inc.(a)(b)	45,705	566,285
NetApp, Inc.	57,152	5,038,520
Pure Storage, Inc., Class A(a)	75,221	2,682,381
Super Micro Computer, Inc.(a)(b)	12,391	3,522,266
Western Digital Corp.(a)	87,985	4,607,775
Xerox Holdings Corp.	33,713	617,959
		792,093,166
Textiles, Apparel & Luxury Goods — 0.6%
Allbirds, Inc., Class A(a)	34,138	41,819
Birkenstock Holding PLC(a)(b)	8,003	389,986
Capri Holdings Ltd.(a)	30,558	1,535,234
Carter’s, Inc.	9,866	738,865
Columbia Sportswear Co.	10,052	799,536
Crocs, Inc.(a)	16,390	1,530,990
Deckers Outdoor Corp.(a)	6,995	4,675,668
Figs, Inc., Class A(a)(b)	38,097	264,774
G-III Apparel Group Ltd.(a)	11,288	383,566
Hanesbrands, Inc.(a)	95,528	426,055
Kontoor Brands, Inc.	14,201	886,426
Lululemon Athletica, Inc.(a)	29,842	15,257,916
Movado Group, Inc.	4,370	131,755
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc., Class B	319,114	$ 34,646,207
Oxford Industries, Inc.	4,616	461,600
PVH Corp.	16,213	1,979,932
Ralph Lauren Corp., Class A	10,997	1,585,767
Skechers U.S.A., Inc., Class A(a)	35,033	2,183,957
Steven Madden Ltd.	19,362	813,204
Tapestry, Inc.	63,216	2,326,981
Under Armour, Inc., Class A(a)	50,453	443,482
Under Armour, Inc., Class C, NVS(a)(b)	51,345	428,731
VF Corp.	92,841	1,745,411
Wolverine World Wide, Inc.	22,677	201,599
		73,879,461
Tobacco — 0.5%
Altria Group, Inc.	478,567	19,305,393
Philip Morris International, Inc.	416,493	39,183,661
Turning Point Brands, Inc.	6,125	161,210
Universal Corp.	6,678	449,563
Vector Group Ltd.	41,347	466,394
		59,566,221
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	28,481	1,194,493
Alta Equipment Group, Inc., Class A	8,982	111,107
Applied Industrial Technologies, Inc.	9,908	1,711,013
Beacon Roofing Supply, Inc.(a)	15,771	1,372,392
BlueLinx Holdings, Inc.(a)	2,295	260,046
Boise Cascade Co.	10,996	1,422,443
Core & Main, Inc., Class A(a)	36,515	1,475,571
Custom Truck One Source, Inc.(a)(b)	17,285	106,821
Distribution Solutions Group, Inc.(a)(b)	4,003	126,335
DXP Enterprises, Inc.(a)	5,436	183,193
Fastenal Co.	152,939	9,905,859
Ferguson PLC	54,297	10,483,122
FTAI Aviation Ltd.	26,283	1,219,531
GATX Corp.	9,063	1,089,554
Global Industrial Co.	3,975	154,389
GMS, Inc.(a)	11,207	923,793
H&E Equipment Services, Inc.	8,174	427,664
Herc Holdings, Inc.	7,461	1,110,868
Hudson Technologies, Inc.(a)	11,381	153,530
McGrath RentCorp	6,175	738,654
MRC Global, Inc.(a)	23,430	257,964
MSC Industrial Direct Co., Inc., Class A	12,396	1,255,219
NOW, Inc.(a)	27,777	314,436
Rush Enterprises, Inc., Class A	15,541	781,712
Rush Enterprises, Inc., Class B	3,372	178,649
SiteOne Landscape Supply, Inc.(a)(b)	11,543	1,875,737
Textainer Group Holdings Ltd.	11,937	587,300
Titan Machinery, Inc.(a)	5,741	165,800
Transcat, Inc.(a)	2,624	286,882
United Rentals, Inc.	18,204	10,438,538
Watsco, Inc.	8,898	3,812,526
WESCO International, Inc.	11,691	2,032,831
WW Grainger, Inc.	11,846	9,816,662
Xometry, Inc., Class A(a)(b)	9,510	341,504
		66,316,138
Water Utilities — 0.1%
American States Water Co.	10,241	823,581
American Water Works Co., Inc.	52,348	6,909,412
Artesian Resources Corp., Class A, NVS	2,967	122,982
California Water Service Group	15,563	807,253
Consolidated Water Co. Ltd.	4,733	168,495

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Water Utilities (continued)
Essential Utilities, Inc.	64,628	$ 2,413,856
Middlesex Water Co.	5,145	337,615
SJW Group	7,702	503,326
York Water Co. (The)	3,311	127,871
		12,214,391
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	17,497	177,245
Spok Holdings, Inc.	7,691	119,057
Telephone & Data Systems, Inc.	27,693	508,166
T-Mobile U.S., Inc.	140,124	22,466,081
		23,270,549
Total Common Stocks — 99.7% (Cost: $8,689,685,761)		12,458,433,623
Rights
Biotechnology — 0.0%
Aduro Biotech CVR(a)(c)	4,039	10,255
GTX, Inc., Contingent Rights(a)(b)(c)	684	701
		10,956
Total Rights — 0.0% (Cost: $1,402)		10,956
Warrants(a)
Oil, Gas & Consumable Fuels — 0.0%
Chord Energy Corp. (Issued/Exercisable, Expires 09/01/25, Strike Price USD 83.50)	204	4,233
Chord Energy Corp., Class A (Issued/Exercisable, Expires 09/01/24, Strike Price USD 73.44)	409	12,278
		16,511
Security	Shares	Value
Pharmaceuticals — 0.0%
Cassava Sciences, Inc. (Issued/Exercisable, Expires 12/22/28, Strike Price USD 11.50)(c)	3,974	$ —
Total Warrants — 0.0% (Cost: $89,397)		16,511
Total Long-Term Investments — 99.7% (Cost: $8,689,776,560)		12,458,461,090
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(f)(g)	262,567,870	262,751,667
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(f)	19,212,200	19,212,200
Total Short-Term Securities — 2.3% (Cost: $281,712,004)		281,963,867
Total Investments — 102.0% (Cost: $8,971,488,564)		12,740,424,957
Liabilities in Excess of Other Assets — (2.0)%		(251,492,638)
Net Assets — 100.0%		$ 12,488,932,319
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $37,965, representing 0.0% of its net assets as of period end, and an original cost of $96,475.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 245,670,879	$ 16,984,772(a)	$ —	$ 10,300	$ 85,716	$ 262,751,667	262,567,870	$ 1,608,351(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	17,462,038	1,750,162(a)	—	—	—	19,212,200	19,212,200	749,758	—
BlackRock, Inc.	26,432,247	1,681,013	(1,332,796)	447,784	5,133,347	32,361,595	39,864	586,920	—
				$ 458,084	$ 5,219,063	$ 314,325,462		$ 2,945,029	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell 3000 ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	35	03/15/24	$ 3,583	$ 185,476
S&P 500 E-Mini Index	105	03/15/24	25,305	718,224
				$ 903,700
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 12,458,350,344	$ 74,759	$ 8,520	$ 12,458,433,623
Rights	—	—	10,956	10,956
Warrants	16,511	—	—	16,511
Short-Term Securities
Money Market Funds	281,963,867	—	—	281,963,867
	$ 12,740,330,722	$ 74,759	$ 19,476	$ 12,740,424,957
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 903,700	$ —	$ —	$ 903,700
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust